As filed with the  Securities  and Exchange  Commission  on February 26, 1999
                                                            File No. 333-51955
                                                            File No. 811-08017
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-4
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                       Pre-effective Amendment No. ( )
                     Post-effective Amendment No. 1 ( X )
                                    and/or
                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                           COMPANY ACT OF 1940 ( )
                       Pre-effective Amendment No. ( )
                     Post-effective Amendment No. 10 ( X )
                       (Check appropriate box or boxes)
                           ------------------------

                ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

              ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
                             (Name of Depositor)
                                P.O. Box 5423
                         Cincinnati, Ohio 45201-5423
       (Address of Depositor's Principal Executive Offices) (Zip Code)

              Depositor's Telephone Number, including Area Code:
                                (800) 789-6771
------------------------------------------------------------------------------
                            Mark F. Muething, Esq.
             Senior Vice President, Secretary and General Counsel
                   Annuity Investors Life Insurance Company
                                P.O. Box 5423
                         Cincinnati, Ohio 45201-5423
                   (Name and Address of Agent for Service)

                                   Copy to:

                             John P. Gruber, Esq.
                   Annuity Investors Life Insurance Company
                                P.O. Box 5423
                         Cincinnati, Ohio 45201-5423
------------------------------------------------------------------------------

It is proposed that this filing will become effective:

/  /__Immediately  upon filing  pursuant to Rule 485(b)
/ /__On pursuant to Rule 485(b)
/ /__60 days after filing pursuant to Rule 485(a)(1)
/x/___On May 1, 1999 pursuant to Rule 485(a)(1)
/ /__75 days after filing  pursuant to Rule 485(a)(2)
/ /__On pursuant to Rule 485(a)(2)

                            CROSS REFERENCE SHEET
                           Pursuant to Rule 495(a)

                     (Commodore IndependenceSERVICE MARK)


                   Showing Location in Part A (Prospectus),
 Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4


                                    PART A


    Item of Form N-4                          Prospectus Caption
 1. Cover Page............................    Cover Page

 2. Definitions...........................    Definitions, Glossary of
                                              Financial Terms
 3. Synopsis..............................    Overview

 4. Condensed Financial Information

    (a)   Accumulation Unit Values........    Condensed Financial Information

    (b)   Performance Data................    Performance Information

    (c)   Financial Statements............    Financial Statements

 5. General Description of Registrant,
    Depositor and Portfolio
    Companies
    (a)   Depositor.......................    Annuity Investors Life Insurance
                                              CompanyREGISTERED
    (b)   Registrant......................    The Separate Account

    (c)   Portfolio Companies.............    The Portfolios

    (d)   Portfolio Prospectuses..........    The Portfolios

    (e)   Voting Rights...................    Voting Rights

6.  Deductions and Expenses
    (a)   General.........................    Charges and Deductions

    (b)   Sales Load %....................    Not Applicable

    (c)   Special Purchase Plan...........    Not Applicable

    (d)   Commissions.....................    AAG Securities, Inc.

    (e)   Portfolio Expenses..............    Fee Table

    (f)   Operating Expenses..............    Fee Table

7.  Contracts
    (a)   Persons with Rights.............    Persons with Rights Under a
                                              Contract; Voting Rights
    (b)(i).Allocation of Premium  Payments    Purchase Payments

        (ii).....................Transfers    Transfers

       (iii).....................Exchanges    Additions, Deletions or
                                              Substitutions
    (c)   Changes.........................    Not Applicable

    (d)   Inquiries.......................    How Do I Contact the Company

8.  Annuity Period........................    Benefit Payment Period

9.  Death Benefit.........................    Death Benefit

10. Purchases and Contract Values
    (a)   Purchases.......................    Purchase Payments; Investment
                                              Options--Allocations
    (b)   Valuation.......................    Account Value; Definitions

    (c)   Daily Calculation...............    Account Value; Accumulation
                                              Units; Definitions
    (d)   Underwriter.....................    AAG Securities, Inc.

11. Redemptions
    (a)   By Owner........................    Surrenders

          By Annuitant....................    Not Applicable

    (b)   Texas ORP.......................    Texas Optional Retirement Program

    (c)   Check Delay.....................    Surrenders

    (d)   Free Look.......................    Right to Cancel

12. Taxes.................................    Federal Tax Matters

13. Legal Proceedings.....................    Legal Proceedings

14. Table of Contents for the Statement of
    Additional                                Statement of Additional
    Information...........................    Information

                                   PART B

                                              Statement of Additional
    Item of Form N-4                          Information Caption
15. Cover Page............................    Cover Page

16. Table of Contents.....................    Table of Contents

17. General Information and History.......    General Information and History

18. Services
    (a)   Fees and Expenses of Registrant.    (Prospectus) Summary of Expenses

    (b)   Management Contracts............    Not Applicable

    (c)   Custodian.......................    Not Applicable

          Independent Auditors............    Experts

    (d)   Assets of Registrant............    Not Applicable

    (e)   Affiliated Person...............    Not Applicable

    (f)   Principal Underwriter...........    Not Applicable

19. Purchase of Securities Being Offered..    (Prospectus) AAG Securities, Inc.

    Offering Sales Load...................    Not Applicable

20. Underwriters..........................    AAG Securities, Inc.

21. Calculation of Performance Data
    (a)   Money Market Funded Sub-Accounts    Money Market Sub-Account
                                              Standardized Yield
                                              Calculation
    (b)   Other Sub-Accounts..............    Not Applicable

22. Annuity Payments......................    (Prospectus) Fixed Dollar
                                              Benefit;
                         Variable Dollar Benefit; (SAI)
                        Benefit Units--Transfer Formulas

23. Financial Statements..................    Financial Statements

                                      PART C


     Item of Form N-4                          Part C Caption
24.  Financial Statements and Exhibits.....    Financial Statements and Exhibits

     (a)   Financial Statements............    Financial Statements

     (b)   Exhibits........................    Exhibits

25.  Directors and Officers of the Depositor   Directors and Officers of Annuity
                                               Investors Life
                           Insurance CompanyREGISTERED

26.  Persons Controlled By or Under Common     Persons Controlled By Or Under
     Control With the                          Common
     Registrant............................    Control With the Depositor or
                                               Registrant

27.  Number of Owners......................    Number of Owners

28.  Indemnification.......................    Indemnification

29.  Principal Underwriters................    Principal Underwriter

30.  Location of Accounts and
     Records...............................    Location of Accounts and Records

31.  Management Services...................    Management Services

32.  Undertakings..........................    Undertakings

     Signature Page........................    Signature Page

ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
PROSPECTUS for
The Commodore IndependenceSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities
                                                                   May 1, 1999


This prospectus describes The Commodore IndependenceSERVICE MARK individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance CompanyREGISTERED (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity InvestorsREGISTERED Variable Account B (the "Separate Account"). The Contracts currently offer 29 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

                         Janus Aspen Series (6 Portfolios)
                             -Aggressive Growth Portfolio
                              -Worldwide Growth Portfolio
                                  -Balanced Portfolio
                                   -Growth Portfolio
                            -International Growth Portfolio
                            -Capital Appreciation Portfolio
                  Dreyfus Variable Investment Fund (4 Portfolios)
                            -Capital Appreciation Portfolio
                                -Money Market Portfolio
                             -Growth and Income Portfolio
                                 -Small Cap Portfolio
                 The Dreyfus Socially Responsible Growth Fund, Inc.
                              Dreyfus Stock Index Fund
                          Strong Opportunity Fund II, Inc.
                Strong Variable Insurance Funds, Inc. (1 Portfolio)
                                -Strong Growth Fund II
                          The Timothy Plan Variable Series
                      BT Insurance Funds Trust (3 Portfolios)
                           -EAFEREGISTERED Equity Index Fund
                                -Equity 500 Index Fund
                                 -Small Cap Index Fund
               INVESCO Variable Investment Funds, Inc. (3 Portfolios)
                             -Industrial Income Portfolio
                                -Total Return Portfolio
                                 -High Yield Portfolio
          Morgan Stanley Dean Witter Universal Funds, Inc. (5 Portfolios)
                               -Mid Cap Value Portfolio
                                   -Value Portfolio
                                -Fixed Income Portfolio
                              -U.S. Real Estate Portfolio
                          -Emerging Markets Equity Portfolio
                  PBHG Insurance Series Fund, Inc. (3 Portfolios)
                               -PBHG Growth II Portfolio
                           -PBHG Large Cap Growth Portfolio
                      -PBHG Technology & Communications Portfolio

This prospectus includes information you should know before investing in The Commodore Independence. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information, dated May 1, 1999, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on page ____ of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.
o The Contracts are Not FDIC or NCUSIF Insured
o The  Contracts  are  Obligations  of the Company and Not of the Bank or Credit
  Union
o The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts
o The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                            TABLE OF CONTENTS

                                                                           Page

DEFINITIONS...................................................................4
OVERVIEW......................................................................5
  What is the Separate Account?...............................................5
  What Are the Contracts?.....................................................5
  How Do I Purchase or Cancel a Contract?.....................................5
  Will Any Penalties or Charges Apply If I Surrender a Contract?..............5
  What Other Charges and Deductions Apply to the Contract?....................5
  How Do I Contact the Company?...............................................6
FEE TABLE.....................................................................7
  Owner Transaction Expenses..................................................7
  Separate Account Annual Expenses............................................7
  Portfolio Annual Expenses for Year Ended 12/31/981..........................7
  Examples....................................................................9
CONDENSED FINANCIAL INFORMATION..............................................14
  Financial Statements.......................................................15
  Performance Information....................................................16
    Yield Data...............................................................16
    Total Return Data........................................................16
    Other Performance Measures...............................................16
THE PORTFOLIOS...............................................................17
  Janus Aspen Series.........................................................17
  Dreyfus Portfolios.........................................................18
  Strong Portfolios..........................................................19
  BT Insurance Funds Trust...................................................19
  INVESCO Variable Investment Funds, Inc.....................................20
  PBHG Insurance Series Fund, Inc............................................20
  Morgan Stanley Dean Witter Universal Funds, Inc............................21
  The Timothy Plan Variable Series...........................................21
  Additions, Deletions, or Substitutions.....................................22
  Voting Rights..............................................................22
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)..................................23
THE SEPARATE ACCOUNT.........................................................23
AAG SECURITIES, INC..........................................................23
CHARGES AND DEDUCTIONS.......................................................25
  Charges and Deductions By the Company......................................25
    Contract Maintenance Fee.................................................25
    Transfer Fee.............................................................26
    Administration Charge....................................................26
    Mortality and Expense Risk Charge........................................27
    Premium Taxes............................................................27
    Discretionary Waivers of Charges.........................................27
  Expenses of the Portfolios.................................................27
THE CONTRACTS................................................................28
  Right to Cancel............................................................28
  Persons With Rights Under a Contract.......................................28
ACCUMULATION PERIOD..........................................................29
  Account Statements.........................................................29

  Account Value..............................................................29
  Purchase Payments..........................................................30
  Investment Options--Allocations............................................30
  Transfers..................................................................31
  Surrenders.................................................................33
  Contract Loans.............................................................34
  Termination................................................................34
BENEFIT PAYMENT PERIOD.......................................................35
  Annuity Benefit............................................................35
  Death Benefit..............................................................35
  Settlement Options.........................................................35
    Form of Settlement Option................................................36
    Calculation of Fixed Dollar Benefit Payments.............................36
    Calculation of Variable Dollar Benefit Payments..........................36
FEDERAL TAX MATTERS..........................................................38
  Tax Deferral On Annuities..................................................38
  Tax-Qualified Plans........................................................39
    Individual Retirement Annuities..........................................39
    Roth IRAs................................................................39
    Tax-Sheltered Annuities..................................................39
    Texas Optional Retirement Program........................................39
    Pension and Profit Sharing Plans.........................................39
    Governmental Deferred Compensation Plans.................................39
  Nonqualified Deferred Compensation Plans...................................39
  Summary of Income Tax Rules................................................41
GLOSSARY OF FINANCIAL TERMS..................................................42
THE REGISTRATION STATEMENT...................................................43
OTHER INFORMATION............................................................43
  Year 2000..................................................................43
  Legal Proceedings..........................................................43
STATEMENT OF ADDITIONAL INFORMATION..........................................44

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
------------------------------------------------------------------------------
Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page ___ of this prospectus for an explanation of how Accumulation Unit Values are calculated.

Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit  Unit  Value:  The  value of a  Benefit  Unit at the end of a  Valuation
Period. See the Glossary of Financial Terms on page ___ of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page ___ of this prospectus for an explanation of how the Net Investment Factor is calculated.

Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
--------------------------------------------------------------------------------
What is the Separate Account?
The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?
The Contracts are deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page ____ of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 29 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section beginning on page ____ of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some States). In many States, you will bear the risk of investment gain or loss on any amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section on page ___ of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract? There are no charges imposed on partial or full surrenders of the Contracts, except that the annual contract maintenance fee will be deducted at the time of a full surrender. Surrender procedures are described in the Surrenders section beginning on page ____ of this prospectus. A penalty tax may be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page ____ of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

What Other Charges and Deductions Apply to the Contract? The Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page ___ of this prospectus:

o  a transfer fee for certain transfers between investment options;
o an annual contract maintenance fee, which is assessed only against investments in the Sub-Accounts;
o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived);
o an administration charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts; and
o  premium taxes in some States (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1998 are included in the Fee Table on page ____ of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. Please
include the Contract number and the owner's name.

FEE TABLE
--------------------------------------------------------------------------------

Owner Transaction Expenses
Sales load  imposed on purchase  payments or on  surrenders                       None
Transfer  Fee (applies to transfers in excess of 12 in any contract year)         $25
Annual  Contract Maintenance Fee (not assessed against fixed account options)     $40

Separate Account Annual Expenses
(as a percentage of the average value of the owner's interest in the Sub-Accounts)

                                                                           Enhanced Contracts
                                         Standard          Enhanced              with
                                         Contracts         Contracts         Administration
                                                                            Charge Waived
Mortality and Expense Risk Charge         1.25%         0.95%    0.75%     0.95%     0.75%
Administration Charge                     0.15%         0.15%    0.15%     0.00%     0.00%
                                          -----         -----    -----     -----     -----
Total Separate Account Annual             1.40%         1.10%    0.90%     0.95%     0.75%
Expenses

Portfolio Annual Expenses for Year Ended 12/31/981
(as a percentage of Portfolio average net assets)

Sub-Account                                               Management   Other        Total
                                                            Fees      Expenses    Expenses
  ------------------------------------------------------ ------------ ---------- ------------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Inde Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series


The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page ___ of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses.
Premium taxes may also apply.



1 Data for each Portfolio are for its fiscal year ended December 31, 1998. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. Fee and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.

Sub-Account                                                                Management   Other       Total
                                                                             Fees      Expenses    Expenses
  ---------------------------------------------------------------------  ------------ ---------- ------------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series

Examples                                                        Example #1--Assuming Surrender    Example #2--Assuming No Surrender
Standard Contracts
                                                                If the owner surrenders his or    If the owner does not surrender
                                                                her Contract at the end of the    his or her Contract, or if it is
                                                                applicable time period, the       annuitized, the following
                                                                following expenses would be       expenses would be charged on a
                                                                charged on a $1,000 investment:   $1,000 investment at the end of
                                                                                                  the applicable time period:
------------------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                    1 Year  3 Years  5 Years 10 Years  1 Year   3 Years  5 Years 10 Years
---------------------------------------------------------------------- -------- -------- -------  -------- -------- ------- --------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series


                                      -8-


Enhanced Contracts                                             Example #1--Assuming Surrender      Example #2--Assuming No Surrender
(1.10% Total Separate Account Annual Expenses)
                                                                If the owner surrenders his or      If the owner does not surrender
                                                                her Contract at the end of the      his or her Contract, or if it is
                                                                applicable time period, the         annuitized, the following
                                                                following expenses would be         expenses would be charged on a
                                                                charged on a $1,000 investment:     $1,000 investment at the end of
                                                                                                    the applicable time period:
----------------------------------------------------------------------------------------------- -----------------------------------
Sub-Account                                                     1 Year  3 Years  5 Years  10 Years  1 Year 3 Years  5 Years 10 Years
--------------------------------------------------------------- ------- -------- -------- -------   ------ -------- ------- --------

  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series

                                      -9-


Enhanced Contracts                                             Example #1--Assuming Surrender      Example #2--Assuming No Surrender
(0.90% Total Separate Account Annual Expenses)
                                                                If the owner surrenders his or    If the owner does not surrender
                                                                her Contract at the end of the    his or her Contract, or if it is
                                                                applicable time period, the       annuitized, the following
                                                                following expenses would be       expenses would be charged on a
                                                                charged on a $1,000 investment:   $1,000 investment at the end of
                                                                                                  the applicable time period:
---------------------------------------------------------------- --------------------------------- ---------------------------------
Sub-Account                                                     1 Year 3 Years  5 Years 10 Years  1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series

                                      -10-


Enhanced Contracts with Administration Charge Waived           Example #1--Assuming Surrender      Example #2--Assuming No Surrender
(0.95% Total Separate Account Annual Expenses)
                                                                If the owner surrenders his or    If the owner does not surrender
                                                                her Contract at the end of the    his or her Contract, or if it is
                                                                applicable time period, the       annuitized, the following
                                                                following expenses would be       expenses would be charged on a
                                                                charged on a $1,000 investment:   $1,000 investment at the end of
                                                                                                  the applicable time period:
-----------------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                     1 Year 3 Years 5 Years 10 Years   1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series

                                      -11-

Enhanced Contracts with Administration Charge Waived           Example #1--Assuming Surrender      Example #2--Assuming No Surrender
(0.75% Total Separate Account Annual Expenses)
                                                                If the owner surrenders his or    If the owner does not surrender
                                                                her Contract at the end of the    his or her Contract, or if it is
                                                                applicable time period, the       annuitized, the following
                                                                following expenses would be       expenses would be charged on a
                                                                charged on a $1,000 investment:   $1,000 investment at the end of
                                                                                                  the applicable time period:
--------------------------------------------------------- --------------------------------- ----------------------------------
Sub-Account                                                     1 Year  3 Years  5 Years 10 Years  1 Year 3 Years  5 Years 10 Years
--------------------------------------------------------- ------- -------- -------- ------- -------- -------- ------- --------
  Janus A.S.-Aggressive Growth Portfolio
  Janus A.S.-Worldwide Growth Portfolio
  Janus A.S.-Balanced Portfolio
  Janus A.S.-Growth Portfolio
  Janus A.S.-International Growth Portfolio
  Janus A.S.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Capital Appreciation Portfolio
  Dreyfus V.I.F.-Money Market Portfolio
  Dreyfus V.I.F.-Growth and Income Portfolio
  Dreyfus V.I.F.-Small Cap Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Strong Opportunity Fund II, Inc.
  Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
  BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund
  BT Insurance Funds Trust-Equity 500 Index Fund
  BT Insurance Funds Trust-Small Cap Index Fund
  INVESCO VIF -Industrial Income Portfolio
  INVESCO VIF-Total Return Portfolio
  INVESCO VIF-High Yield Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
  The Timothy Plan Variable Series

The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return.
The contract maintenance fee is reflected in the examples as a charge of ___ per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/98 to total net assets as of 12/31/98. The examples to not include charges for premium taxes.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------------------------------------------------------------------------

                                 Sub-Account                                      12/31/97         12/31/98
                 --------------- -------------------------------------------- ----------------- ----------------
                 Janus           Aggressive Growth Portfolio
                 Aspen                    Accumulation Unit Value                 10.723950        14.199318
                 Series                   Accumulation Units Outstanding          2,830.076       53,896.345
                                 -------------------------------------------- ----------------- ----------------
                                 Worldwide Growth Portfolio
                                          Accumulation Unit Value                  9.935860        12.632936
                                          Accumulation Units Outstanding         56,665.753      402,131.168
                                 -------------------------------------------- ----------------- ----------------
                                 Balanced Portfolio
                                          Accumulation Unit Value                 10.604609        14.043929
                                          Accumulation Units Outstanding         30,519.754      373.285.807
                                 -------------------------------------------- ----------------- ----------------
                                 Growth Portfolio
                                          Accumulation Unit Value                 10.239960        13.699715
                                          Accumulation Units Outstanding         32,737.591      172,190.630
                                 -------------------------------------------- ----------------- ----------------
                                 International Growth Portfolio
                                          Accumulation Unit Value                  9.735841        11.256365
                                          Accumulation Units Outstanding         12,541.039       45,382.775
                                 -------------------------------------------- ----------------- ----------------
                                 Capital Appreciation Portfolio
                                          Accumulation Unit Value                       N/A              N/A
                                          Accumulation Units Outstanding                N/A              N/A
                 ----------------------------------------------------------------------------------- -----------
                 Dreyfus         Capital Appreciation Portfolio
                 Variable                 Accumulation Unit Value                 10.103905        12.975443
                 Investment               Accumulation Units Outstanding         18,347.666      170,523.015
                 Fund            -------------------------------------------- ----------------- ----------------
                                 Money Market Portfolio
                                          Accumulation Unit Value                  1.016499         1.050876
                                          Accumulation Units Outstanding              0.000      658,981.650
                                 -------------------------------------------- ----------------- ----------------
                                 Growth and Income Portfolio
                                          Accumulation Unit Value                 10.196538        11.243790
                                          Accumulation Units Outstanding         32,231.762      159,409.837
                                 -------------------------------------------- ----------------- ----------------
                                 Small Cap Portfolio
                                          Accumulation Unit Value                 10.362314         9.867472
                                          Accumulation Units Outstanding         41,359.506      171,968.905
                 ------------------------------------------------------------ ----------------- ----------------
                 The Dreyfus Socially Responsible Growth Fund, Inc.
                                          Accumulation Unit Value                 10.320883        13.169143
                                          Accumulation Units Outstanding         26,332.500      140,614.024
                 ------------------------------------------------------------ ----------------- ----------------
                 Dreyfus Stock Index Fund
                                          Accumulation Unit Value                 10.479569        13.250646
                                          Accumulation Units Outstanding         69,510.645      779,485.606
                 ------------------------------------------------------------ ----------------- ----------------
                 Strong Opportunity Fund II, Inc.
                                          Accumulation Unit Value                 10.727356        12.012034
                                          Accumulation Units Outstanding          6,416.208       72,644.387
                 ------------------------------------------------------------ ----------------- ----------------
                 Strong Variable Insurance Funds, Inc.-Strong Growth Fund II
                                          Accumulation Unit Value                 10.707133        13.587521
                                          Accumulation Units Outstanding          2,147.556       33,197.715
                 --------------- -------------------------------------------- ----------------- ----------------
                 BT Insurance    EAF REGISTERED Equity Index Fund
                 Funds Trust              Accumulation Unit Value                       N/A              N/A
                                          Accumulation Units Outstanding                N/A              N/A
                                 -------------------------------------------- ----------------- ----------------
                                 Equity 500 Index Fund
                                          Accumulation Unit Value                       N/A              N/A
                                          Accumulation Units Outstanding                N/A              N/A
                                 -------------------------------------------- ----------------- ----------------
                                 Small Cap Index Fund
                                          Accumulation Unit Value                       N/A              N/A
                                          Accumulation Units Outstanding                N/A              N/A

                 ----------------------------------------------------------- ----------------- ----------------
                 INVESCO         Industrial Income Portfolio
                 Variable                 Accumulation Unit Value                 10.659157        12.120155
                 Investment               Accumulation Units Outstanding         33,269.953      200,541.938
                 Funds, Inc.     -------------------------------------------- ----------------- ----------------
                                 Total Return Portfolio
                                          Accumulation Unit Value                 10.503108        11.348675
                                          Accumulation Units Outstanding         14,641.934      154,762.526
                                 -------------------------------------------- ----------------- ----------------
                                 High Yield Portfolio
                                          Accumulation Unit Value                 10.687084        10.689459
                                          Accumulation Units Outstanding         10,260.821       70,047.913
                 -----------------------------------------------------------  ----------------- ----------------
                 Morgan          Mid-Cap Value Portfolio
                 Stanley                  Accumulation Unit Value                 11.113227        12.705082
                 Dean Witter              Accumulation Units Outstanding         16,674.966      111,076.120
                 Universal       -------------------------------------------- ----------------- ----------------
                 Funds, Inc.     Value Portfolio
                                 Accumulation Unit Value                          10.204064         9.848411
                                          Accumulation Units Outstanding          9,944.401       34,212.111
                                 -------------------------------------------- ----------------- ----------------
                                 Fixed Income Portfolio
                                          Accumulation Unit Value                 10.412276        11.079965
                                          Accumulation Units Outstanding              4.653       46,348.096
                                 -------------------------------------------- ----------------- ----------------
                                 U.S. Real Estate Portfolio
                                          Accumulation Unit Value                 11.101269         9.758808
                                          Accumulation Units Outstanding          7,200.060       43,786.457
                                 -------------------------------------------- ----------------- ----------------
                                 Emerging Markets Equity Portfolio
                                          Accumulation Unit Value                  7.911559         5.915866
                                          Accumulation Units Outstanding          9,042.956       30,255.642
                                      -13-

                 ----------------------------------------------------------- ----------------- ----------------
                 PBHG            PBHG Growth II Portfolio
                 Insurance                Accumulation Unit Value                  9.511124        10.147606
                 Series                   Accumulation Units Outstanding          6,195.935       24,618.770
                 Fund, Inc.      -------------------------------------------- ----------------- ----------------
                                 PBHG Large Cap Growth Portfolio
                                          Accumulation Unit Value                 10.150555        13.076352
                                          Accumulation Units Outstanding         11,415.131       31,474.961
                                 -------------------------------------------- ----------------- ----------------
                                 PBHG Technology & Communications Portfolio
                                          Accumulation Unit Value                  9.057045        11.808346
                                          Accumulation Units Outstanding         20,974.008       65,820.143
                 ------------------------------------------------------------ ----------------- ----------------
                 The Timothy Plan Variable Series
                                          Accumulation Unit Value                       N/A        10.283942
                                          Accumulation Units Outstanding                N/A       29,293.327



The  above  table  gives  year-end   Accumulation   Unit  information  for  each
Sub-Account from the end of the year of inception to December 31, 1998. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Dreyfus Money Market Portfolio Sub-Account was 10.00000 as of July 15, 1997 (the Separate Account commencement date), or as of May 1, 1998 (the effective date of the Sub-Account) for the Timothy Plan Variable Series, or as of May 1, 1999 (the effective date of the Sub-Account) for the Janus Aspen Series Capital Appreciation Portfolio and the three BT Insurance Funds Trust Portfolios. The beginning Accumulation Unit Value for the Dreyfus Money Market Portfolio Sub-Account was 1.000000 as of July 15, 1997. The Contracts were not available for sale until July 22, 1998. No Enhanced Contracts, or Enhanced Contracts with Administration Charge waived, were issued as of December 31, 1998.

Financial Statements
The financial statements and reports of independent public accountants for the Company and for the Separate Account are included in the statement of additional information.
                                      -14-

Performance Information
From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data
The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. "Non-standardized" total return data does not reflect the deduction of contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one year period or for an average of consecutive one year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures
The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;
o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;
o compare investment return on a tax-deferred basis with currently taxable investment return;
o   illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
------------------------------------------------------------------------------
The Separate Account is currently divided into 29 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses which accompany this prospectus contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


Janus Aspen Series

Advisor:                    Aggressive Growth Portfolio
Janus Capital Corporation   A  nondiversified  portfolio  that  seeks  long-term
                            growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies.

Advisor:                    Worldwide Growth Portfolio
Janus Capita Corporation    A diversified  portfolio that seeks long-term growth
                            of capital by investing  primarily in common  stocks
                            of  foreign  and  domestic  issuers.   International
                            investing  may  present  special  risks,   including
                            currency   fluctuations  and  social  and  political
                            developments. For further discussion of the risks associated with international investing, please see the attached Janus Aspen Series prospectus.

Advisor:                    Balanced Portfolio
Janus Capital Corporation   A diversified  portfolio that seeks long-term growth
                            of capital balanced by current income. The Portfolio
                            normally  invests 40-60% of its assets in securities
                            selected  primarily  for their growth  potential and
                            40-60%  of  its   assets  in   securities   selected
                            primarily for their income potential.

Advisor:                    Growth Portfolio
Janus Capital Corporation   A diversified  portfolio that seeks long-term growth
                            of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

Advisor:                    International Growth Portfolio
Janus Capita Corporation    A diversified  portfolio that seeks long-term growth
                            of capital by investing  primarily in common  stocks
                            of  foreign  issuers.  International  investing  may
                            present    special   risks,    including    currency
                            fluctuations and social and political  developments.
                            For further discussion of the risks associated with international investing, please see the attached
                            Janus Aspen Series prospectus.

Advisor:                    Capital Appreciation Portfolio
Janus Capital Corporation   A  nondiversified  portfolio  that  seeks  long-term
                            growth of capital by investing primarily in common stocks of issuers of any size.

Dreyfus Portfolios

Advisor:                    Dreyfus     Variable     Investment     Fund-Capital
Th Dreyfus Corporation      Appreciation Portfolio
                            The   Capital   Appreciation   Portfolio's   primary
Sub-Advisor:                investment objective is to provide long-term capital
Fayez Sarofim & Co.         growth  consistent with the preservation of capital.
                            Current income is a secondary goal. It seeks to achieve its goals by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

Advisor:                    Dreyfus  Variable   Investment   Fund-Money   Market
The Dreyfus Corporation     Portfolio
                            The Money Market Portfolio's goal is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests in short-term money market instruments. An investment in the Money
                            Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Advisor:                    Dreyfus Variable  Investment  Fund-Growth and Income
The Dreyfus Corporation     Portfolio
                            The Growth and Income Portfolio's goal is to provide
                            long-term capital growth,  current income and growth
                            of income,  consistent  with  reasonable  investment
                            risk.  This  Portfolio  invests  primarily in equity
                            securities,   debt   securities   and  money  market
                            instruments of domestic and foreign issuers.

Advisor:                    Dreyfus Variable Investment Fund-Small Cap Portfolio
The Dreyfus Corporation     The  Small  Cap  Portfolio's  goal  is  to  maximize
                            capital   appreciation.   This   Portfolio   invests
                            primarily in common stocks of domestic and foreign issuers. This Portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Advisor:                    The Dreyfus Socially  Responsible  Growth Fund, Inc.
The Dreyfus Corporation     The Dreyfus Socially Responsible Growth Fund, Inc.'s
                            primary goal is to provide capital growth.  It seeks
Sub-Advisor:                to achieve  this goal by  investing  principally  in
NCM Capital Management      common stocks, or securities convertible into common
Group, Inc.                 stock,  of  companies  which,  in the opinion of the
                            Portfolio's  management,  not only meet  traditional
                            investment  standards,  but also show  evidence that
                            they  conduct  their   business  in  a  manner  that
                            contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

Advisor:                    Dreyfus Stock Index Fund
TheDreyfus Corporation      The Dreyfus Stock Index Fund's investment  objective
                            is to provide  investment results that correspond to
                            the price and yield  performance of publicly  traded
Index Manager:              common stocks in the  aggregate,  as  represented by
Mellon Equity Associates    the  Standard & Poor's  500  Composite  Stock  Price
(an affiliate of Dreyfus)   Index. The Stock Index Fund is neither  sponsored by
                            nor affiliated with Standard & Poor's Corporation.

Strong Portfolios

Advisor:                    Strong Opportunity Fund II, Inc.
Strong Capital Management,  The investment  objective of the Strong  Opportunity
Inc.                        Fund  II is to seek  capital  growth.  It  currently
                            emphasizes    medium-sized    companies   that   the
                            Portfolio's adviser believes are under-researched and attractively valued.

Advisor:                    Strong Variable Insurance Funds,  Inc.-Strong Growth
Strong Capital Management,  Fund II
Inc.                        The  investment  objective of the Strong Growth Fund
                            II is to seek capital growth. It invests primarily in equity securities that the Portfolio's adviser believes have above-average growth prospects.



BT Insurance Funds Trust

Advisor:                    EAFE REGISTERED Equity Index Fund
Bankers Trust Company       The  EAFE(R)Equity  Index Fund seeks to replicate as
                            closely as possible  (before  deduction of expenses)
                            the total return of the Europe,  Australia, Far East
                            Index    (the    EAFE    REGISTERED     Index),    a
                            capitalization-weighted       index       containing
                            approximately  1,100 equity  securities of companies
                            located outside the United States.  The Fund will be
                            invested  primarily in equity securities of business
                            enterprises  organized and domiciled  outside of the
                            United  States or for which  the  principal  trading
                            market is  outside  the United  States.  Statistical
                            methods  will be  employed  to  replicate  the  EAFE
                            REGISTERED   Index  by  buying   most  of  the  EAFE
                            REGISTERED Index securities. Securities purchased for the Fund will generally, but not necessarily, be traded on a foreign securities exchange.

Advisor:                    Equity 500 Index Fund
Bankers Trust Company       The  Equity 500 Index  Fund  seeks to  replicate  as
                            closely as possible  (before  deduction of expenses)
                            the  total  return  of the  Standard  &  Poor's  500
                            Composite  Stock  Price  Index (the "S&P  500"),  an
                            index emphasizing  large-capitalization  stocks. The
                            Fund  will   include  the  common   stock  of  those
                            companies  included  in the S&P 500,  other than the
                            Bankers Trust New York Corporation,  selected on the
                            basis of computer  generated  statistical data, that
                            are   deemed    representative   of   the   industry
                            diversification of the entire S&P 500.

Advisor:                    Small Cap Index Fund
Bankers Trust Company       The Small  Cap  Index  Fund  seeks to  replicate  as
                            closely as possible  (before  deduction of expenses)
                            the total  return of the  Russell  2000 Small  Stock
                            Index (the "Russell  2000"),  an index consisting of
                            2,000  small-capitalization  common stocks. The Fund
                            will include the common stock of companies  included
                            in   the   Russell    2000,    on   the   basis   of
                            computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

INVESCO Variable Investment Funds, Inc.

Advisor:                    Industrial Income Portfolio
INVESCO Funds Group, Inc.   The investment  objective of the  Industrial  Income
                            Portfolio  is to  seek  the  best  possible  current
                            income while following sound  investment  practices.
                            Capital  growth  potential  is  an  additional,  but
                            secondary,   consideration   in  the   selection  of
                            portfolio securities.

Advisor:                    Total Return Portfolio Funds Group, Inc.
INVESCO Funds Group, Inc.   The   investment   objective  of  the  Total  Return
                            Portfolio   is  to  seek  a  high  total  return  on
                            investment through capital  appreciation and current
                            income.   The  Total  Return   Portfolio   seeks  to
                            accomplish   its   objective   by   investing  in  a
                            combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Advisor:                    High Yield Portfolio
INVESCO Funds Group, Inc.   The investment objective of the High Yield Portfolio
                            is to  seek  a  high  level  of  current  income  by
                            investing  substantially  all of its assets in lower
                            rated  bonds  and  other  debt   securities  and  in
                            preferred   stock.   The   Portfolio   pursues   its
                            investment objective through investment in a variety
                            of  long-term,  intermediate-term,   and  short-term
                            bonds. Potential capital appreciation is a factor in
                            the  selection of  investments,  but is secondary to
                            the  Portfolio's  primary  objective.   For  further
                            discussion of the risks associated with investment in lower rated bonds, please see the attached
                            INVESCO Variable Investment Funds, Inc. prospectus.



PBHG Insurance Series Fund, Inc.

Advisor:                    PBHG Growth II Portfolio
Pilgrim Baxter &            The  investment  objective  of  the  PBHG  Insurance
Associates, Ltd.            Series  Growth  II  Portfolio  is  to  seek  capital
                            appreciation.  The  Portfolio  invests  primarily in
                            common  stocks and  convertible  securities of small
                            and   medium   sized   growth   companies    (market
                            capitalization or annual revenues up to $4 billion) that, in the adviser's opinion, are considered to have an outlook for strong earnings growth and potential for significant capital appreciation.

Advisor:                    PBHG  Large  Cap  Growth  Portfolio
Pilgrim Baxter &            The  investment  objective  of  the  PBHG  Insurance
Associates, Ltd.            Series  Large  Cap  Growth   Portfolio  is  to  seek
                            long-term growth of capital.  The Portfolio  invests
                            primarily in common  stocks of large  capitalization
                            companies  (market  capitalization  in  excess of $1
                            billion)  that,  in  the  adviser's   opinion,   are
                            considered to have an outlook for strong growth in earnings and potential for capital appreciation.

Advisor:                    PBHG Technology & Communications Portfolio
Pilgrim Baxter &            The  investment  objective  of  the  PBHG  Insurance
Associates, Ltd.            Series  Technology & Communications  Portfolio is to
                            seek long-term growth of capital.  Current income is
                            incidental  to  the   Portfolio's   objective.   The
                            Portfolio  invests  primarily  in  common  stocks of
                            companies  which rely  extensively  on technology or
                            communications  in  their  product   development  or
                            operations,  or which are  expected to benefit  from
                            technological  advances and  improvements,  and that
                            may be experiencing  exceptional growth in sales and
                            earnings      driven      by      technology      or
                            communications-related products and services.

Morgan Stanley Dean Witter Universal Funds, Inc.

Advisor:                    Mid Cap Value Portfolio
Miller Anderson & Sherrerd, The Mid Cap Value Portfolio seeks above-average LLP (an indirect wholly total return over a market cycle of three to five owned subsidiary of Morgan years by investing in common stocks and other equity Stanley Dean Witter & Co.) securities of issuers with equity capitalizations in the range of the  companies  represented  in the S&P
                            MidCap  400  Index.  Such  range is  currently  $500
                            million to $6 billion but the range fluctuates over time with changes in the equity market.

Advisor:                    Value Portfolio
Miller Anderson & Sherrerd, The investment objective of the Value Portfolio is LLP (an indirect wholly to seek above-average total return over a market owned subsidiary of Morgan cycle of three to five years by investing primarily Stanley Dean Witter & Co.) in a diversified portfolio of common stocks and other equity  securities deemed by the adviser to be
                            undervalued   based  on  various  measures  such  as
                            price/earnings and price/book ratios.

Advisor:                    Fixed Income Portfolio
Miller Anderson & Sherrerd, The investment objective of the Fixed Income LLP (an indirect wholly Portfolio is to seek above-average total return over owned subsidiary of Morgan a market cycle of three to five years by investing Stanley Dean Witter & Co.) primarily in a diversified portfolio of securities issued  by the  U.S.  Government  and its  Agencies,
                            Corporate Bonds, Mortgage-Backed Securities, Foreign
                            Bonds,   and  other  Fixed  Income   Securities  and
                            Derivatives.

Advisor:                    U.S. Real Estate Portfolio
Morgan Stanley Dean Witter  The  investment  objective  of the U.S.  Real Estate
Investment Management Inc. Portfolio is above-average current income and (a wholly owned subsidary long-term capital appreciation by investing of Morgan Stanley Dean primarily in equity securities of U.S. and non-U.S.
Witter & Co.)               companies  principally  engaged  in  the  U.S.  real
                            estate  industry,  including Real Estate  Investment
                            Trusts (REITs).

Advisor:                    Emerging Markets Equity Portfolio
Morgan Stanley Dean Witter The investment objective of the Emerging Markets Investment Management Inc. Equity Portfolio is long-term capital appreciation (a wholly owned subsidary by investing primarily in equity securities of
of Morgan Stanley Dean      emerging  market  country  issuers  with a focus  on
Witter & Co.)               those in which the adviser  believes  the  economies
                            are developing strongly and in which the markets are becoming more sophisticated.

The Timothy Plan Variable Series

Advisor:                    The Timothy Plan Variable Series
Timothy Partners, Ltd.      The primary investment objective of The Timothy Plan
                            Variable Series is to seek long-term capital growth,
                            with a secondary  objective of current  income.  The
                            Portfolio shall seek to achieve its objectives while
                            abiding  by  ethical   standards   established   for
                            investments  by the  Portfolio.  The  securities  in
                            which  the   Portfolio   shall  be  precluded   from
                            investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.

Additions, Deletions, or Substitutions
The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------
Annuity Investors Life Insurance CompanyREGISTERED (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance CompanyREGISTERED which is a wholly owned subsidiary of American Annuity GroupREGISTERED, Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity InvestorsREGISTERED Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.

AAG SECURITIES, INC.
------------------------------------------------------------------------------
AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 75. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the annual contract maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page ___ of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page ____ of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.


Contract Maintenance Fee

Purpose of Charge        Offset  expenses  incurred in issuing the Contracts and
                         in maintaining the Contracts and the Separate Account.

Amount of Charge         $40.00 per year.

When Assessed            During the  Accumulation  Period the charge is deducted
                         on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What    Amounts  invested  in  the  Sub-Accounts.   During  the
                         Accumulation Period, the charge is deducted pro-rata from the Sub-Accounts in which the Contract has an interest on the date of the charge. During the Benefit
                         Payment Period, a pro-rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.

Waivers o During Accumulation Period if the Account Value is at least $40,000 on the date of the charge (individual Contracts only).

                         o During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only).

                         o In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                         o During Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge        Offset cost incurred in administering the Contracts.

Amoun to Charge          $25 for each  transfer in excess of 12 in any  contract
                         year. The Company reserves the right to change the amount of this charge at any time.

When Assessed            During Accumulation Period.

Assessed Against What    Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.


Administration Charge

Purpose of Charge        Offset expenses incurred in administering the Contracts
                         and the Separate Account.

Amount of Charge         Daily  charge  equal to .000411% of the daily Net Asset
                         Value for each Sub-Account, which corresponds to an annual effective rate of 0.15%.


When Assessed            During the  Accumulation  Period and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

Assessed Against What    Amounts  invested  in the  Sub-Accounts.  Not  assessed
                         against the fixed account options.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge        Compensation for bearing certain  mortality and expense
                         risks under the  Contract.  Mortality  risks arise from
                         the Company's obligation to pay benefit payments during
                         the  Benefit  Payment  Period  and  to  pay  the  death
                         benefit. The expense risk assumed by the Company is the
                         risk   that   the   Company's    actual   expenses   in
                         administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge         Daily  charge  equal to .003403% of the daily Net Asset
                         Value for each  Sub-Account,  which  corresponds  to an
                         effective annual rate of 1.25%.  The Company  estimates
                         that the  mortality  risk  component  of this charge is
                         0.75%  and  the  expense   risk   component  is  0.50%.
                         Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

When Assessed            During the Accumulation  Period, and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

Assesse Against What     Amounts  invested  in the  Sub-Accounts.  Not  assessed
                         against the fixed account options.

Waivers When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of either: 1) 0.002590% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 0.95%: or 2) 0.002047% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 0.75%. The Company estimates that for Enhanced Contracts, the mortality risk component of either charge is 0.75% and the expense risk component is 0.20% or 0.00%, respectively.

Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company has a tax liability under state law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page ___ of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel
The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

Persons With Rights Under a Contract Owner:
The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners:
There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner:
The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

Annuitant:
The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified contract. The owner may designate an annuitant under a non-tax-qualified Contract.

Beneficiary:
The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

Payee:
Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. During the Benefit Payment Period, the beneficiary is the payee.

Assignee:
Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

--------------------------------------------------------------------------------

ACCUMULATION PERIOD
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page ____ of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages ___ and ___ of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o     transfer from a Sub-Account
o     full or partial surrender from the Sub-Accounts
o     payment of a death benefit
o     application of the amounts in the Sub-Accounts to a settlement option
o     deduction of the contract maintenance fee
o     deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The Successor Owner endorsement may not be available in all States.

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                    Tax-Qualified          Non-Tax-Qualified
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minimum single purchase payment     $20,000                $20,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minimum additional payments         $50                    $100
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum purchase payment            $500,000 or Company    $500,000 or Company
                                    approval               approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options--Allocations
Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. The fixed account options are not available under group Contracts. See The Portfolios section beginning on page ___ of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:

            Fixed Accumulation Account Option
            One Year Guaranteed Interest Rate Option
            Three Year Guaranteed Interest Rate Option
            Five Year Guaranteed Interest Rate Option
            Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                       Tax-Qualified and Non-Tax-Qualified
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minimum allocation to any Sub-Account      $10
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minimum   allocation  to  fixed            $10
accumulation account                       Not available under group Contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minimum  allocation to fixed account       $2,000
guarantee option                           Not    available    under   group
                                           Contracts.   No  amounts  may  be
                                           allocated  to a guarantee  period
                                           option which would extend  beyond
                                           the  owner's  85th  birthday or 5
                                           years after the effective date of
                                           the Contract, if later.
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allocation during right to cancel          The  Company  may  require   that
period                                     purchase  payment(s) be allocated
                                           to the money  market  Sub-Account
                                           or  to  the  fixed   accumulation
                                           account  option  during the right
                                           to cancel period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program
An owner of an individual contract may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section on page _____ of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers
During  the   Accumulation   Period,   an  owner  may  transfer   amounts  among
Sub-Accounts, between fixed account options (where available), and/or between Sub-Accounts and fixed account options (where available).

The current restrictions on transfers are as follows:

                       Tax-Qualified and Non-Tax-Qualified
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum transfer from any Sub-Account          $500 or balance of Sub-Account, if less
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum transfer from fixed account            $500 or balance of fixed account option, if
option                                               less
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum  transfer to fixed  account            $2,000
guarantee option                               Not    available    under   group
                                               Contracts.   No  amounts  may  be
                                               transferred to a guarantee period
                                               option which would extend  beyond
                                               the  owner's  85th  birthday or 5
                                               years after the effective date of
                                               the Contract, if later.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maximum  transfer from fixed account option During any contract year, 20% of the fixed other than fixed account guarantee option account option's value as of the most recent which is maturing contract anniversary.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Transfer from fixed account options          o May not be made  prior  to  first
                                             contract anniversary.

                                             o Amounts  transferred  from  fixed
                                             account options to Sub-Accounts may
                                             not be  transferred  back to  fixed
                                             account  options  for a period of 6
                                             months   from   the   date  of  the
                                             original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                             Description                       Minimum Account Requirements     Limitations/Notes
----------------------------------- ------------------------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------------------------

Dollar Cost Averaging               Automatic transfers from the     Source of funds must be at     Dollar cost averaging transfers
There are risks involved in         money market Sub-Account to any  least $10,000.                 may not be made to any of the
switching between investments       other Sub-Account(s), or from                                   fixed account options.  The
available under the Contract.       the fixed accumulation account   Minimum transfer per month is  dollar cost averaging transfers
Dollar cost averaging requires      option (where available) to any  $500.  When balance of source  will take place on the last
regular investment changes          Sub-Account(s), on a monthly or  of funds falls below $500,     Valuation Date of each calendar
regardless of fluctuating price     quarterly basis.                 entire balance will be         month or quarter as requested
levels and does not guarantee                                        allocated according to dollar  by the owner.
profits or prevent losses in a                                       cost averaging instructions.
declining market.  You should
consider your financial ability
to continue dollar cost averaging
transfers through periods of
changing price levels.
----------------------------------- ------------------------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------------------------

Portfolio Rebalancing               Automatically transfer amounts   Minimum Account Value of       Transfers will take place on
                                    between the Sub-Accounts and     $10,000.                       the last Valuation Date of each
                                    the fixed accumulation account                                  calendar quarter.  Portfolio
                                    option (where available) to                                     rebalancing will not be
                                    maintain the percentage                                         available if the dollar cost
                                    allocations selected by the                                     averaging program or an
                                    owner.                                                          interest sweep from the fixed
                                                                                                    accumulation account option is
                                                                                                    being utilized.
----------------------------------- ------------------------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------------------------

Interest Sweep                      Automatic transfers of the       Balance of each fixed account  Interest sweep transfers will
Not available under group           income from any fixed account    option selected must be at     take place on the last
Contracts.                          option(s) to any Sub-Account(s). least $5,000.  Maximum         Valuation Date of each calendar
                                                                     transfer from each fixed       quarter.
                                                                     account option selected is 20%
                                                                     of such fixed account option's
                                                                     value per year.  Amounts
                                                                     transferred under the interest
                                                                     sweep program will reduce the
                                                                     20% maximum transfer amount
                                                                     otherwise allowed.

                                      -31-


Telephone Transfers
An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders
An owner may surrender a Contract either in full or in part during the Accumulation Period. The restrictions and charges on surrenders are as follows:

                                                Tax-Qualified          Non-Tax-Qualified
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum amount of partial surrender                                 $500
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Minimum remaining Account Value after partial                       $500
surrender
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amount available for surrender (valued as of    Account Value subject Account Value
end of Valuation Period in which  request for   to tax law or subject to employer
surrender is received by the Company)           employer plan plan restrictions on
                                                restrictions on        withdrawals
                                                withdrawals
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tax penalty for early withdrawal                Up to 10% of Account Value before age 59 1/2
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Contract maintenance fee on full surrender      $40
---------------------------------------------------------------------------------------------

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: 1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or 2) permits a delay in payment for the protection of security holders.

Systematic Withdrawal
During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial adviser. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans
The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax adviser prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit
------------------------------------------------------------------------------
An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Option section beginning on page ___ of this prospectus.

If the owner does not make an election as to form of settlement option, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured.

Death Benefit
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the larger of the following two amounts:

o     The Account Value on the Death Benefit Valuation Date
o     The total purchase payment(s) less any partial surrenders

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Option section beginning on page ___ of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, except IRC Section 457, the Company uses tables for male and female lives. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is calculated as if it were a fixed dollar benefit payment. The amount applied to a variable dollar benefit is converted into a stream of payments using the Company's minimum guaranteed settlement option factors (including a 3% rate of interest) The amount of the first payment will be the same amount as if the payment were a fixed dollar benefit payment, except that it will be reduced by a pro rata portion of the contract maintenance fee. The pro rata portion will be the amount of the full contract maintenance fee divided by the number of payments to be made over a 12 month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. Because the first variable dollar benefit payment included a 3% rate of interest, subsequent benefit payments will be the same amount as the first payment if the net investment performance of the Sub-Accounts selected is exactly 3%. Subsequent variable dollar benefit payments will be greater than or less than the first payment if the net investment performance of the Sub-Accounts selected is greater than or less than 3%, respectively.

The amount of each subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Sub-Account is found by multiplying the number of Benefit Units for the Sub-Account by the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page ___ of this prospectus.

The number of Benefit Units for each Sub-Account selected by the owner (or payee) is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to each Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax adviser to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities
Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is generally not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan may provide a tax deferral to the participating employee.

Tax-Qualified Plans
Annuities may also qualify for tax-deferred treatment under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals which do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.


Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities
IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program
The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).


Nonqualified Deferred Compensation Plans
Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

Summary of Income Tax Rules
The  following   chart   summarizes   the  basic  income  tax  rules   governing
tax-qualified and non-tax-qualified Contracts:

-------------------------------- ----------------------------------------------------- --------------------------------------------
                                 Tax-Qualified Plans                                   Basic Non-Tax-Qualified Contracts
                                 Nonqualified Deferred Compensation Plans
-------------------------------- ----------------------------------------------------- ---------------------------------------------
-------------------------------- ----------------------------------------------------- ---------------------------------------------
Plan Types                       o        IRC Section 401 (Pension and Profit          o        IRC Section 72 only
                                          Sharing)
                                 o        IRC Section403 (Tax-Sheltered Annuities)
                                 o        IRC Section 408 (IRA, SIMPLE IRA)
                                 o        IRC Section 408A (Roth IRA)
                                 o        IRC Section 457
                                 o        Nonqualified Deferred Compensation
-------------------------------- ----------------------------------------------------- ---------------------------------------------
-------------------------------- ----------------------------------------------------- ---------------------------------------------
Who May Purchase Contract        Natural person, employer, or employer plan.           Anyone.  Non-natural person may purchase but
                                 Nonqualified deferred compensation plans will         will generally lose tax-deferred status.
                                 generally lose tax-deferred status.
-------------------------------- ----------------------------------------------------- ---------------------------------------------
-------------------------------- ----------------------------------------------------- ---------------------------------------------
Taxation of Surrenders           If there is an after-tax "investment in the           Account Value in excess of investment in the
                                 contract," a pro-rata portion of amount surrendered   contract is taxable. Generally, the "invest-
                                 is taxable based on ratio of "investment in the       ment in the contract" will equal the sum of
                                 contract" to Account Value.  Usually, 100% of         all purchase payments.  Surrenders are deemed
                                 distributions from a qualified plan will be taxed     to come from earnings first, and purchase
                                 because there was no after-tax contribution and       payments last.
                                 therefore no  "investment in the contract." For
                                 a Contract  purchased as part of an IRC Section
                                 Qualified  distributions from Section 408A Roth
                                 IRA 1035 exchange which includes  contributions
                                 made may be completely tax-free.  before August
                                 14, 1982 ("pre-TEFRA contributions")
                                                                                       partial withdrawals are not taxable until the
                                 Surrenders prior to age 59 1/2 may be subject to      pre-TEFRA contributions have been returned.
                                 10% or greater tax penalty depending on the type
                                 of qualified plan.                                    The taxable portion of any surrenders prior
                                                                                       to age 59 1/2 may be subject to a 10% tax
                                 Surrenders from tax-qualified  Contracts may be       penalty.
                                 restricted  by the Internal  Revenue Code or by
                                 the terms of a retirement plan.
-------------------------------- ---------------------------------------------------------------------------------------------------
-------------------------------- ---------------------------------------------------------------------------------------------------
Taxation of Benefit Payments     May vary depending on type of settlement option selected,  but generally,  for fixed dollar benefit
(annuity benefit payments or     payments,  a pro-rata  portion  of each  payment  equal to [100% -  (investment  in  contract/total
death benefit payments)          expected  payments)] is subject to income tax. For variable  dollar  benefit  payments,  a specific dollar  amount of each payment is taxable,  as  predetermined  by a pro-rata  formula,  rather than subjecting a percentage of each payment to taxation.  Once the  investment in the contract has been recovered,  the full amount of each  benefit  payment is taxable.  Qualified  distributions  from a
                                 Section 408A Roth IRA may be completely tax-free.


-------------------------------- ---------------------------------------------------------------------------------------------------
-------------------------------- ---------------------------------------------------------------------------------------------------
Taxation of Lump Sum Death       Taxed to recipient generally in same manner as full surrender.  Tax penalties do not apply to death
Benefit Payment                  benefit distributions.
-------------------------------- ---------------------------------------------------------------------------------------------------
-------------------------------- ---------------------------------------------------------------------------------------------------
Assignment of                    Assignment and transfer of ownership generally
Contract/Transfer of Ownership   not permitted.                                        Generally,  deferred  earnings become taxable
                                                                                       to   transferor   at  time  of  transfer  and
                                                                                       transferee  receives  an  investment  in  the
                                                                                       contract  equal to the Account  Value at that
                                                                                       time.  Gift tax  consequences  not  discussed
                                                                                       herein.

-------------------------------- ----------------------------------------------------- ---------------------------------------------
-------------------------------- ----------------------------------------------------- ---------------------------------------------
Withholding                      Eligible rollover distributions from Section 401      Generally, payee may elect to have taxes
                                 and Section 403(b)   Contracts   subject  to  20%     withheld or not.
                                 mandatory withholding on taxable portion unless
                                 direct rollover.  Section 457 plan benefits and
                                 nonqualified deferred compensation plan benefits
                                 subject to wage withholding.  For all other
                                 payments, payee may elect to have taxes withheld
                                 or not.
-------------------------------- ----------------------------------------------------- ---------------------------------------------

GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions on page ___ of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value for a Sub-Account at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period, and multiplied by a daily investment factor (0.99991781) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http:\\www.sec.gov. The registration number for the Registration Statement is 333-51955.

OTHER INFORMATION
------------------------------------------------------------------------------

Year 2000
The Company is developing plans to modify or replace software used in administering variable contracts so that its computer systems will function properly with respect to dates in the year 2000 and beyond. Should software modifications and new software installations not be completed on a timely basis, there could be disruptions in the ability of the Company to administer the Contracts.

The Portfolios' preparations for the year 2000 are described in the Portfolio prospectuses.

Legal Proceedings
The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:
                                                                          Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY REGISTERED
 ......General Information and History..........................................3
      State Regulation.........................................................3

SERVICES.......................................................................3
      Safekeeping of Separate Account Assets. .................................3
      Records and Reports......................................................3

Experts........................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................3

CALCULATION OF PERFORMANCE INFORMATION.........................................4
      Money Market Sub-Account Standardized Yield Calculation..................4
      Average Annual Total Return Calculation..................................5
      Cumulative Total Return Calculation......................................5
      Standardized Average Annual Total Return Data............................6
      Non-Standardized Average Annual Total Return Data........................7
      Other Performance Measures...............................................8

BENEFIT UNITS--TRANSFER FORMULAS...............................................9

FEDERAL TAX MATTERS...........................................................10
      Taxation of Separate Account Income.....................................10
      Tax Deferred Status of Non-Qualified Contracts..........................10

FINANCIAL STATEMENTS..........................................................11







Copies of the statement of additional information dated May 1, 1999 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance CompanyREGISTERED, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- -

Name:


Address:


City:


State:


Zip:

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B

STATEMENT OF ADDITIONAL INFORMATION FOR


THE COMMODORE NAVIGATOR SERVICE MARK

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES


THE COMMODORE INDEPENDENCE SERVICE MARK
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

THE COMMODORE ADVANTAGE SERVICE MARK

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

MAY 1, 1999


This statement of additional information supplements the current prospectuses for The Commodore NavigatorSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts, The Commodore AdvantageSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts, and The Commodore IndependenceSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance CompanyREGISTERED. This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.



A copy of any of the prospectuses dated May 1, 1999, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                     TABLE OF CONTENTS
                                                                          PAGE


ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED...........................3


  GENERAL INFORMATION AND HISTORY............................................3
  STATE REGULATION...........................................................3

SERVICES.....................................................................3

  SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.....................................3
  RECORDS AND REPORTS........................................................3
  EXPERTS....................................................................3

DISTRIBUTION OF THE CONTRACTS................................................3


CALCULATION OF PERFORMANCE INFORMATION.......................................4

  MONEY MARKET SUB-ACCOUNT STANDARDIZED YIELD CALCULATION....................4
  AVERAGE ANNUAL TOTAL RETURN CALCULATION....................................5
  CUMULATIVE TOTAL RETURN CALCULATION........................................5
  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA..............................6
  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA..........................7
  OTHER PERFORMANCE MEASURES.................................................8

BENEFIT UNITS--TRANSFER FORMULAS.............................................9


FEDERAL TAX MATTERS.........................................................10

  TAXATION OF SEPARATE ACCOUNT INCOME.......................................10
  TAX DEFERRAL ON NONQUALIFIED CONTRACTS....................................10

FINANCIAL STATEMENTS........................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY REGISTERED
--------------------------------------------------------------------------------


GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance CompanyREGISTERED (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company was acquired in November, 1994, by American Annuity Group(R), Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great AmericanREGISTERED Insurance Company ("GAIC"), an Ohio corporation, owns more than 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly owned subsidiary of Great AmericanREGISTERED Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation that owns 1% of the common stock of AAG. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses.


STATE REGULATION
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

RECORDS AND REPORTS
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.

EXPERTS
The financial statements of the Separate Account as of December 31, 1998 and the year then ended and the statutory-basis financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, appearing in this statement of additional information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------
The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:


----------------------------------------------
YEAR ENDED     12/31/98   12/31/97  12/31/96
----------------------------------------------
Navigator                (7/15 to      N/A
                           12/31)
  Received                $296,000     N/A
  Retained                $18,000      N/A
----------------------------------------------
Advantage     (7/22 to      N/A        N/A
                12/31)
  Received                  N/A        N/A
  Retained                  N/A        N/A
----------------------------------------------
Independence  (7/22 to      N/A        N/A
                12/31)
  Received                  N/A        N/A
  Retained                  N/A        N/A
----------------------------------------------
N/A = Contract not available and no commissions paid.

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNT STANDARDIZED YIELD CALCULATION
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

    Where:

    BASE PERIOD RETURN  = The  percentage  (or net)  change in the  Accumulation
                          Unit Value for the money market Sub-Account ("AUV") over a 7 day period determined as follows:

                  AUV at end of 7 day period - AUV at beginning of 7 day  period
                                 AUV  at  beginning  of 7 day period

Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk and administration charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk and administration charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1998 are as follows:

      MONEY MARKET SUB-ACCOUNT            YIELD       EFFECTIVE YIELD

      Standard Navigator Contracts        %                 %

      Enhanced Navigator Contracts        %                 %


      Standard Advantage Contracts        %                 %

      Standard Independence Contracts     %                 %


The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE OR CONTRACT MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

AVERAGE ANNUAL TOTAL RETURN CALCULATION
The Company may from time to time disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where

      P.....=     a hypothetical initial payment of $1,000
      T.....=     average annual total return
      n.....=     number of years
      ERV   =     "ending  redeemable value" of a hypothetical  $1,000 payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

Average  annual  total  return  may  be  presented  in  either  standardized  or nonstandardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, mortality and expense risk charges, and administration charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Sub-Account over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

      CTR = the cumulative total return net of Sub-Account recurring charges, other than the contract maintenance fee, for the period

      ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

      P   = a hypothetical initial payment of $1,000


Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA           NAVIGATOR         NAVIGATOR         ADVANTAGE       INDEPENDENCE
(DATA REFLECTS DEDUCTION OF ALL RECURRING CHARGES       STANDARD          ENHANCED          STANDARD          STANDARD
INCLUDING CONTINGENT DEFERRED SALES CHARGES AND        CONTRACTS1/       CONTRACTS2/       CONTRACTS1/       CONTRACTS1/
CONTRACT MAINTENANCE FEES)


 ---------------------------------------------------------------------------------------------------------------------------
                                                     1 Year  Life of   1 Year  Life of   1 Year  Life of   1 Year  Life of
                                      ALL PERIODS            Separate          Separate          Separate          Separate
                                    ENDING 12/31/98          Account3/         Account3/         Account3/         Account3/
----------------------------------------------------------------------------------------------------------------------------

Janus  A.S.-Aggressive Growth Portfolio
Janus  A.S.-Worldwide Growth Portfolio
Janus  A.S.-Balanced Portfolio
Janus  A.S.-Growth Portfolio
Janus  A.S.-International Growth Portfolio
Janus A.S.-Capital  Appreciation  Portfolio
Dreyfus  V.I.F.-Capital Appreciation Portfolio
Dreyfus  V.I.F.-Money Marke Portfolio
Dreyfus  V.I.F.-Growth and Income Portfolio
Dreyfus  V.I.F.-Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong
Growth Fund II

BT Insurance Funds Trust-EAFE(R)Equity Index Fund                4/               4/                4/                4/
                                                                                  -                 -                 -
BT Insurance Funds Trust-Equity 500 Index Fund                   5/               5/                5/                5/
                                                                 -                -                 -                 -
BT Insurance Funds Trust-Small Cap Index Fund                    6/               6/                6/                6/
                                                                 -                -                 -                 -
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Dean Witter Universal Funds,Inc.-Mid Cap Value Portfolio
Morgan Stanley Dean Witter Universal Funds,Inc.-Value Portfolio
Morgan Stanley Dean Witter Universal Funds,Inc.-Fixed Income Portfolio
Morgan Stanley Dean Witter Universal Funds,Inc.-U.S. Real Estate Portfolio
Morgan Stanley Dean Witter Universal Funds,Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series                      N/A       7/      N/A       7/      N/A       7/      N/A       7/
                                                                -                 -                 -                 -




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                    NAVIGATOR STANDARD            NAVIGATOR ENHANCED
 (DATA REFLECTS DEDUCTION OF ALL RECURRING CHARGES EXCEPT          CONTRACTS1/; ADVANTAGE              CONTRACTS2/
CONTINGENT DEFERRED SALES CHARGES AND CONTRACT MAINTENANCE          STANDARD CONTRACTS1/;
FEES--DATA IS THE SAME FOR NAVIGATOR STANDARD CONTRACTS,             INDEPENDENCE STANDARd
ADVANTAGE STANDARD CONTRACTS AND INDEPENDENCE STANDARD                   CONTRACTS1/
CONTRACTS)


----------------------------------------------------------------------------------------------------------------------------
                                                                    1 Year        Life of         1 Year        Life of
                                                    ALL PERIODS                   Separate                      Separate
                                                ENDING 12/31/98                   Account3/                     Account3/
----------------------------------------------------------------------------------------------------------------------------

Janus  A.S.-Aggressive Growth Portfolio
Janus  A.S.-Worldwide Growth Portfolio
Janus  A.S.-Balanced Portfolio
Janus  A.S.-Growth Portfolio
Janus  A.S.-International Growth Portfolio
Janus A. S.-Capital  Appreciation Portfolio
Dreyfus  V.I.F.-Capital Appreciation Portfolio
Dreyfus  V.I.F.-Money Market Portfolio
Dreyfus  V.I.F.-Growth and Income Portfolio
Dreyfus  V.I.F.-Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Growth Fund II

BT Insurance Funds Trust-EAFE(R)Equity Index Fund                                     4/                            4/
BT Insurance Funds Trust-Equity 500 Index Fund                                        5/                            5/
                                                                                      -                             -
BT Insurance Funds Trust-Small Cap Index Fund                                         6/                            6/
                                                                                      -                             -
INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-Total Return Portfolio
INVESCO VIF-High Yield Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio
The Timothy Plan Variable Series                                                      7/                            7/
                                                                                      -                             -

1/ Annual mortality and expense risk charge of 1.25% of daily net asset value and annual administration charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% of daily net asset value and annual administration charge of 0.15% of daily net asset value.

3/ From Separate Account commencement date (7/15/97) to 12/31/98 unless otherwise noted.

4/ From inception date of Portfolio (8/22/97) to 12/31/98.

5/ From inception date of Portfolio (10/1/97) to 12/31/98.

6/ From inception date of Portfolio (8/25/97) to 12/31/98.

7/ From inception date of Portfolio (5/1/98) to 12/31/98.

OTHER PERFORMANCE MEASURES
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contract's particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
-------------------------------------------------------------------------------

Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas:

      (1)  The  number  of  Benefit  Units  to  be  transferred   from  a  given
           Sub-Account is BU1(trans).

      (2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
                  = UNIT1 - BU1(trans).

      (3) The number of Benefit Units transferred to the new Sub-Account is BU2(trans). BU2(trans)
                  = BU1(trans) * BUV1/BUV2.

      (4) The number of the Contract owner's Benefit Units in the new Sub-Account (after the transfer)
                  = UNIT2 + BU2(trans).

      (5) Subsequent variable dollar benefit payments will be based on the number of the Contract owner's Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit payment's due date.

      Where:

           BU1(trans) is the number of the Contract owner's Benefit Units transferred from a given Sub-Account.

           BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

           BU2(trans) is the number of the Contract owner's Benefit Units transferred into the new Sub-Account.

           BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

           UNIT1 is the number of the Contract owner's Benefit Units in the Sub-Account from which the transfer is being made, before the transfer.

           UNIT2 is the number of the Contract owner's Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NONQUALIFIED CONTRACTS
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of the Separate Account for the year ended December 31, 1998 and the Company's audited statutory-basis financial statements for the years ended December 31, 1998 and 1997 are included herein.

The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

PART C
Other Information

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

      All required financial statements are included in Parts A or B of this Registration Statement.

(b)   Exhibits

      (1) Resolution of the Board of Directors of Annuity Investors Life Insurance CompanyREGISTERED authorizing establishment of Annuity InvestorsREGISTERED Variable Account B.1/

      (2)   Not Applicable.

      (3)   (a)    Distribution   Agreement   between  Annuity   Investors  Life
                   Insurance Company REGISTERED and AAG Securities, Inc.2/

                   (i)  Amended Schedule 1 to Distribution Agreement. 3/

            (b) Form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer.1/

            (c) Revised form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer. 5/

      (4)   Individual and Group Contract Forms and Endorsements.

            (a)    Form  of  No-Load  Qualified   Individual   Flexible  Premium
                   Deferred Annuity Contract. 3/

            (b) Form of No-Load Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 3/

            (c)    Form  of  Individual   Retirement   Annuity   Endorsement  to
                   Individual Qualified Contract. 3/

            (d) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

            (e)    Form of Roth IRA Endorsement to Qualified Individual
                   Contract. 3/

            (f) Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

            (g) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

            (h) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

            (i)    Form  of  Governmental   Section  457  Plan   Endorsement  to
                   Qualified Individual Contract. 3/

            (j) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

            (k)    Form of Long-Term Care Waiver Rider to Individual Contract.2/

            (l)    Form of Loan Endorsement to Individual Contract.2/


            (m) Form of Group Flexible Premium Deferred Variable Annuity Contract (filed herewith).

            (n) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (filed herewith).

            (o)    Form of Loan Endorsement to Group Contract.2/

            (p)    Form of Loan Endorsement to Certificate of Participation
                  under a Group Contract. 2/

            (q)    Form  of  Tax   Sheltered   Annuity   Endorsement   to  Group
                   Contract.7/

            (r) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.7/

            (s)    Form of Qualified Pension, Profit Sharing and
                   Annuity Plan Endorsement to Group Contract.7/

            (t) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.7/

            (u)    Form of Employer Plan Endorsement to Group Contract.7/

            (v)    Form  of  Employer  Plan   Endorsement   to   Certificate  of
                   Participation under a Group Contract.7/

            (w)    Form  of   Deferred   Compensation   Endorsement   to   Group
                   Contract.2/

            (x) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

            (y) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/

            (z) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

            (aa) Form of Governmental Section 457 Plan Endorsement to Group Contract. 7/

            (bb)   Form  of  Governmental   Section  457  Plan   Endorsement  to
                   Certificate of Participation under a Group Contract. 7/

            (cc) Form of Successor Owner Endorsement to Group Contract (filed herewith).

            (dd)   Form  of  Successor  Owner   Endorsement  to  Certificate  of
                   Participation under a Group Contract (filed herewith).

            (ee)   Form of Successor Owner  Endorsement to Qualified  Individual
                   Contract  and   Non-Qualified   Individual   Contract  (filed
                   herewith).

            (ff) Form of Individual Retirement Annuity Endorsement to Group Contract . 6/

            (gg)   Form  of  Individual   Retirement   Annuity   Endorsement  to
                   Certificate of Participation under a Group Contract. 6/

            (hh) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/

            (ii) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

            (jj) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 6/

            (kk) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

            (ll) Form of Unisex Endorsement to Nonqualified Individual Contract. 6/

            (5)    (a)  Form of  Application  for  Individual  Flexible  Premium
                   Deferred
                   Annuity Contract. 3/

            (b) Form of Application for Group Flexible Premium Deferred Annuity Contract. 8/

      (6)   (a)    Articles of Incorporation of Annuity Investors Life Insurance
                   CompanyREGISTERED.1/

                   (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                   (ii) Amendment to Articles of  Incorporation,  adopted August
                        9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

            (b) Code of Regulations of Annuity Investors Life Insurance Company.REGISTERED1/

      (7)   Not Applicable.

      (8)  (a)     Participation   Agreement   between  Annuity  Investors  Life
                   Insurance  CompanyREGISTERED  and Dreyfus Variable Investment
                   Fund.2/

                   (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company REGISTERED and Dreyfus Variable Investment Fund.2/

            (b) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                   (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

            (c)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance   CompanyREGISTERED   and  The   Dreyfus   Socially
                   Responsible Growth Fund, Inc.2/

                   (i)  Letter  Agreement  dated April 14, 1997 between  Annuity
                        Investors  Life  Insurance   CompanyREGISTERED  and  The
                        Dreyfus Socially Responsible Growth Fund, Inc.2/

            (d)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and Janus Aspen Series.2/

                   (i) Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. 3/

            (e)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

            (f)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and INVESCO Variable Investment Funds, Inc.2/

                   (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc. 3/

            (g)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and Morgan Stanley Universal Funds, Inc.2/

                   (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 3/

            (h)    Participation Agreement between Annuity Investors Life
                   Insurance   CompanyREGISTERED  and  PBHG  Insurance  Series
                   Fund, Inc.2/

            (i) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSERVICE MARK, Inc.1/

            (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

            (k) Investment Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSERVICE MARK, Inc. 1/

            (l) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Capital Management, Inc.2/

            (m) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Pilgrim Baxter & Associates, Ltd.2/

            (n) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Asset Management, Inc. 2/

            (o)    Amended   and   Restated   Agreement   between   The  Dreyfus
                   Corporation    and   Annuity    Investors    Life   Insurance
                   CompanyREGISTERED.2/

            (p) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Capital Corporation.2/

            (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company. 3/

            (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.3/

            (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 3/

            (t) Participation Agreement between BT Insurance Funds Trust and Annuity Investors Life Insurance Company. 9/

            (u) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Company. 9/

      (9)   Opinion and Consent of Counsel. 3/

      (10)  Consent of Independent Auditors. 4/

      (11)  No financial statements are omitted from Item 23.

      (12)  Not Applicable.

      (13)  Schedule for Computation of Performance Quotations. 3/

      (14)  Financial Data Schedule. 3/

      (15)  Powers of Attorney. 4/ ------------------------


1/ Incorporated by reference to Form N-4, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on December 23, 1996.

2/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on June 3, 1997.

3/ Filed in initial Registration Statement on N-4, filed on behalf of Commodore Independence Contracts, SEC File No. 333-51955 , on May 6, 1998.

4/   Filed with Pre-Effective Amendment No. 1 on July 6, 1998.

5/ Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on November 17, 1998.

6/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February _1_, 1999.

7/ Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February _27_, 1998.

8/ Incorporated by reference to Post-Effective Amendment No. 2, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on April_29_, 1998.

9/ Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February 26, 1999.

Item 25.    Directors and Officers of the Depositor

                           Principal                  Positions and Offices
      Name                 Business Address           With the Company
Robert Allen Adams                  (1)               President, Director
Stephen Craig Lindner               (1)               Director
William Jack Maney, II              (1)               Assistant Treasurer and
                                                      Director
James Michael Mortensen             (1)               Executive Vice President,
                                                      Assistant Secretary and
                                                      Director
Mark Francis Muething               (1)               Senior Vice President,
                                                      Secretary, General Counsel
                                                      and Director
Jeffrey Scott Tate                  (1)               Director
Thomas Kevin Liguzinski             (1)               Senior Vice President
Charles Kent McManus                (1)               Senior Vice President
Arthur Ronald Greene, III           (1)               Vice President
Betty Marie Kasprowicz              (1)               Vice President and
                                                      Assistant Secretary
Michael Joseph O'Connor             (1)               Senior Vice President
Lynn Edward Laswell                 (1)               Vice President and
                                                      Controller
Vincent J. Graneri                  (1)               Vice President and Chief
                                                      Actuary
David Shipley                       (1)               Vice President
Thomas E. Mischell                  (1)               Assistant Treasurer



(1)   P.O. Box 5423, Cincinnati, Ohio  45201-5423.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Annuity Investors Life Insurance CompanyREGISTERED is a wholly owned subsidiary of Great AmericanREGISTERED Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group,SERVICE MARK Inc. The Registrant, Annuity InvestorsREGISTERED Variable Account B, is a segregated asset account of Annuity Investors Life Insurance CompanyREGISTERED.

The following chart shows the affiliations among Annuity Investors Life Insurance CompanyREGISTERED and its parent, subsidiary and affiliated entities.

AMERICAN FINANCIAL GROUP, INC.                                             % OF STOCK OWNED
                                                                           (1)
|                                           STATE OF       DATE OF         BY IMMEDIATE
|                                           DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
|
|_AFC Holding Company                       Ohio           12/09/1994             100        Holding Company
  |_AHH Holdings, Inc.                      Florida        12/27/1995               49       Holding Company
    |_Columbia Financial Company            Florida        10/26/1993             100        Real Estate Holding Company
    |_American Heritage Holding Corporation Delaware       11/02/1994             100        Home Builder
      |_Heritage Homes Realty, Inc.         Florida        07/20/1993             100        Home Sales
      |_Southeast Title, Inc.               Florida        05/16/1995             100        Title Company
    |_Heritage Home Finance Corporation     Florida        02/10/1994             100        Finance Company
  |_American Financial Capital Trust I      Delaware       09/14/1996             100        Statutory Business Trust
  |_American Financial Corporation          Ohio           11/15/1955             100        Holding Company
    |_AFC Coal Properties, Inc.             Ohio           12/18/1996             100        Real Estate Holding Company
    |_American Financial Corporation        Ohio           08/27/1963             100        Inactive
    |_American Money Management Corporation Ohio           03/01/1973             100        Investment Management
    |_American Money Management             Netherland -   05/10/1985             100        Securities Management
      International, N.V                    Antilles
    |_American Premier Underwriters, Inc.   Pennsylvania   00/00/1846             100 (2)    Diversified
      |_The Ann Arbor Railroad Company      Michigan       09/21/1895               99       Inactive
      |_The Associates of the Jersey        New Jersey     11/10/1804             100        Inactive
        Company
      |_Cal Coal, Inc.                      Illinois       05/30/1979             100        Inactive
      |_GAI (Bermuda) Ltd.                  Bermuda        04/06/1998             100        Holding Company
        |_GAI Insurance Company, Ltd.       Bermuda        09/18/1989             100        Reinsurance Company
      |_The Indianapolis Union Railway      Indiana        11/19/1872             100        Inactive
        Company
      |_Lehigh Valley Railroad Company      Pennsylvania   04/21/1846             100        Inactive
      |_The New York and Harlem Railroad    New York       04/25/1831               97       Inactive
        Company
      |_The Owasco River Railway, Inc.      New York       06/02/1881             100        Inactive
      |_PCC Real Estate, Inc.               New York       12/15/1986             100        Holding Company
        |_PCC Chicago Realty Corp.          New York       12/23/1986             100        Real Estate Developer
        |_PCC Gun Hill Realty Corp.         New York       12/18/1985             100        Real Estate Developer
        |_PCC Michigan Realty, Inc.         Michigan       11/09/1987             100        Real Estate Developer
        |_PCC Scarsdale Realty Corp.        New York       06/01/1986             100        Real Estate Developer
          |_Scarsdale Depot Associates,     Delaware       05/05/1989               80       Real Estate Developer
            L.P.
      |_Penn Central Energy Management      Delaware       05/11/1987             100        Energy Operations Manager
        Company
      |_Pennsylvania Company                Delaware       12/05/1958             100        Holding Company
        |_Atlanta Casualty Company          Ohio           06/13/1972             100 (2)    Property/Casualty Insurance
          |_American Premier Insurance      Indiana        11/30/1989             100        Property/Casualty Insurance
            Company
          |_Atlanta Reserve Insurance       Ohio           12/07/1998             100        Property/Casualty Insurance
            Company
          |_Atlanta Specialty Insurance     Ohio           02/06/1974             100        Property/Casualty Insurance
            Company
          |_Atlanta Casualty Group, Inc.    Georgia        04/01/1977             100        Insurance Agency
            |_Atlanta Casualty General      Texas          03/15/1961             100        Managing General Agency
              Agency, Inc.
            |_Atlanta Insurance Brokers,    Georgia        02/06/1971             100        Insurance Agency
              Inc.
            |_Treaty House, Ltd. (d/b/a     Nevada         11/02/1971             100        Insurance Premium Finance
              Mr. Budget)
          |_Penn Central U.K. Limited       United Kingdom 10/28/1992             100        Insurance Holding Company
            |_Insurance (GB) Limited        United Kingdom 05/13/1992             100        Property/Casualty Insurance

|_AFC Holding Company
  |_American Financial Corporation                                         % OF STOCK OWNED (1)
    |_American Premier Underwriters, Inc.   STATE OF       DATE OF         BY IMMEDIATE
      |_Pennsylvania Company                DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
        |
        |_Delbay Corporation                Delaware       12/27/1962             100        Inactive
        |_Great Southwest Corporation       Delaware       10/25/1978             100        Real Estate Developer
          |_World Houston, Inc.             Delaware       05/30/1974             100        Real Estate Developer
        |_Hangar Acquisition Corp.          Ohio           10/06/1995             100        Aircraft Investment
        |_Infinity Insurance Company        Indiana        07/09/1955             100        Property/Casualty Insurance
          |_Infinity Agency of Texas, Inc.  Texas          07/15/1992             100        Managing General Agency
          |_The Infinity Group, Inc.        Indiana        07/22/1992             100        Services Provider
          |_Infinity National Insurance     Indiana        08/05/1992             100        Property/Casualty Insurance
            Company
          |_Infinity Select Insurance       Indiana        06/11/1991             100        Property/Casualty Insurance
            Company
        |_Leader Insurance Company          Ohio           03/20/1963             100        Property/Casualty Insurance
          |_American Commonwealth           Texas          07/23/1963             100        Real Estate Development
            Development Company
            |_ACDC Holdings Corporation     Texas          05/04/1981             100        Real Estate Development
          |_Budget Insurance Premiums, Inc. Ohio           02/14/1964             100        Premium Finance Company
          |_Leader Group, Inc.              Ohio           12/12/1997             100        Services Provider
          |_Leader Managing General         Texas          05/19/1989             100        Managing General Agency
            Agency, Inc.
          |_Leader National Agency, Inc.    Ohio           04/05/1963             100        Brokering Agent
          |_Leader National Agency of       Texas          01/25/1994             100        Managing General Agency
            Texas, Inc.
          |_Leader Preferred Insurance      Ohio           11/07/1994             100        Property/Casualty Insurance
            Company
          |_Leader Specialty Insurance      Indiana        03/10/1994             100        Property/Casualty Insurance
            Company
          |_TICO Insurance Company          Ohio           06/03/1980             100        Property/Casualty Insurance
        |_PCC Technical Industries, Inc.    California     03/07/1955             100        Holding Company
          |_ESC, Inc.                       California     11/02/1962             100        Connector Accessories
          |_Marathon Manufacturing          Delaware       11/18/1983             100        Holding Company
            Companies, Inc.
            |_Marathon Manufacturing        Delaware       12/07/1979             100        Inactive
              Company
          |_PCC Maryland Realty Corp.       Maryland       08/18/1993             100        Real Estate Holding Company
          |_Penn Camarillo Realty Corp.     California     11/24/1992             100        Real Estate Holding Company
        |_Penn Towers, Inc.                 Pennsylvania   08/01/1958             100        Inactive
        |_Republic Indemnity Company of     California     12/05/1972             100        Workers' Compensation Insurance
          America
          |_Republic Indemnity Company of   California     10/13/1982             100        Workers' Compensation Insurance
            California
          |_Republic Indemnity Medical      California     03/25/1996             100        Medical Bill Review
            Management, Inc.
        |_Risico Management Corporation     Delaware       01/10/1989             100        Risk Management
        |_Windsor Insurance Company         Indiana        11/05/1987             100 (2)    Property/Casualty Insurance
          |_American Deposit Insurance      Oklahoma       12/28/1966             100        Property/Casualty Insurance
            Company
            |_Granite Finance Co., Inc.     Texas          11/09/1965             100        Premium Financing
          |_Coventry Insurance Company      Ohio           09/05/1989             100        Property/Casualty Insurance
          |_El Aguila Compania de Seguros,  Mexico         11/24/1994             100 (2)    Property/Casualty Insurance
            S.A. de C.V.
            |_Financiadora De Primas        Mexico         03/06/1998               99       Premium Finance Company
              Condor S.A. de C.V.
          |_Moore Group Inc.                Georgia        12/19/1962             100        Insurance Holding Company/Agency
            |_Casualty Underwriters, Inc.   Georgia        10/01/1954               51       Insurance Agency
            |_Dudley L. Moore Insurance,    Louisiana      03/30/1978       beneficial       Insurance Agency
              Inc.                                                           interest
            |_Hallmark General Insurance    Oklahoma       06/16/1972       beneficial       Insurance Agency
              Agency, Inc.                                                   interest
            |_Windsor Group, Inc.           Georgia        05/23/1991             100        Insurance Holding Company
          |_Regal Insurance Company         Indiana        11/05/1987             100        Property/Casualty Insurance
          |_Texas Windsor Group, Inc.       Texas          06/23/1988             100        Insurance Agency

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation
    |_American Premier Underwriters, Inc.                                  % OF STOCK OWNED (1)
      |                                     STATE OF       DATE OF         BY IMMEDIATE
      |                                     DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
      |
      |_Pennsylvania-Reading Seashore Lines New Jersey     06/14/1901               66.67    Inactive
      |_Pittsburgh and Cross Creek          Pennsylvania   08/14/1970               83       Inactive
        Railroad Company
      |_Premier Lease & Loan Services       Washington     12/27/1983             100        Insurance Agency
        Agency, Inc.
      |_Premier Lease & Loan Services of    Washington     02/28/1991             100        Insurance Agency
        Canada, Inc.
      |_Premier Lease & Loan Services, Ltd. Washington     05/14/1990             100        Insurance Agency
      |_Terminal Realty Penn Co.            District of    09/23/1968             100        Inactive
                                            Columbia
      |_United Railroad Corp.               Delaware       11/25/1981             100        Inactive
        |_Detroit Manufacturers Railroad    Michigan       01/30/1902               82       Inactive
          Company
      |_Waynesburg Southern Railroad        Pennsylvania   09/01/1966             100        Inactive
        Company
    |_Chiquita Brands International, Inc.   New Jersey     03/30/1999               36.66    Production/Processing/Distribution
      (and subsidiaries)                                                    (2)
    |                                                                                         of Food Products
    |_Dixie Terminal Corporation            Ohio           04/23/1970             100        Commercial Leasing
    |_Fairmont Holdings, Inc.               Ohio           12/15/1983             100        Holding Company
    |_FWC Corporation                       Ohio           03/16/1983             100        Financial Services
    |_Great American Insurance Company      Ohio           03/07/1872             100        Property/Casualty Insurance
      |_Agricultural Excess and Surplus     Delaware       02/28/1979             100        Excess & Surplus Lines Insurance
        Insurance Company
      |_Agricultural Insurance Company      Ohio           03/23/1905             100        Property/Casualty Insurance
      |_American Alliance Insurance Company Ohio           09/11/1945             100        Property/Casualty Insurance
      |_American Annuity Group, Inc.        Delaware       05/15/1987               82.35    Holding Company
                                                                           (2)
        |_AAG Holding Company, Inc.         Ohio           09/11/1996             100        Holding Company
          |_American Annuity Group Capital  Delaware       09/13/1996             100        Financing Vehicle
            Trust I
          |_American Annuity Group Capital  Delaware       03/11/1997             100        Financing Vehicle
            Trust II
          |_American Annuity Group Capital  Delaware       05/27/1997             100        Financing Vehicle
            Trust III
          |_Great American Life Insurance   Ohio           12/15/1959             100        Life Insurance Company
            Company
            |_American Retirement Life      Ohio           05/12/1978             100        Life Insurance Company
              Insurance Company
            |_Annuity Investors Life        Ohio           11/31/1981             100        Life Insurance Company
              Insurance Company
            |_CHATBAR, Inc.                 Massachusetts  11/02/1993             100        Hotel Operator
            |_Driskill Holdings, Inc.       Texas          06/07/1995      beneficial        Hotel Management
                                                                           interest
            |_GALIC Brothers, Inc.          Ohio           11/12/1993               80       Real Estate Management
            |_Great American Life           Ohio           08/10/1967             100        Life Insurance Company
              Assurance Company
            |_Great American Life           Ohio           08/06/1998      beneficial        Charitable Foundation
              Children's Foundation                                         interest
            |_Loyal American Life           Ohio           05/18/1955             100        Life Insurance Company
              Insurance Company
              |_ADL Financial Services,     North Carolina 09/10/1970             100        Marketing Services
                Inc.
              |_Purity Financial            Florida        12/21/1991             100        Marketing Services
                Corporation
            |_Prairie National Life         South Dakota   02/11/1976             100        Life Insurance Company
              Insurance Company
        |_AAG Insurance Agency, Inc.        Kentucky       12/06/1994             100        Life Insurance Agency
          |_AAG Insurance Agency of         Massachusetts  05/25/1995             100        Insurance Agency
            Massachusetts, Inc.
        |_AAG Securities, Inc.              Ohio           12/10/1993             100        Broker-Dealer
        |_American Data Source India        India          09/03/1997               99       Software Development
          Private Limited
        |_American Memorial Marketing       Washington     06/19/1980             100        Marketing Services
          Services, Inc.

 AMERICAN FINANCIAL GROUP, INC.
 |_AFC Holding Company
   |_American Financial Corporation                                        % OF STOCK OWNED (1)
     |_Great American Insurance Company     STATE OF       DATE OF         BY IMMEDIATE
        |_American Annuity Group, Inc.      DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
          |
          |_CSW Management Services, Inc.   Texas          06/27/1985             100        Pre-need Trust Admin. Services
          |_GALIC Disbursing Company        Ohio           05/31/1994             100        Payroll Servicer
          |_Great American Life Assurance   Puerto Rico    07/01/1964               99       Life Insurance Company
            Company of Puerto Rico, Inc.
          |_Keyes-Graham Insurance Agency,  Massachusetts  12/23/1987             100        Insurance Agency
            Inc.
          |_Laurentian Credit Services      Delaware       10/07/1994             100        Inactive
            Corporation
          |_Laurentian Marketing Services,  Delaware       12/23/1987             100        Marketing Services
            Inc.
          |_Laurentian Securities           Delaware       01/30/1990             100        Inactive
            Corporation
          |_Lifestyle Financial             Ohio           12/29/1993             100        Marketing Services
            Investments, Inc.
            |_Lifestyle Financial           Ohio           03/07/1994      beneficial        Life Insurance Agency
              Investments Agency of Ohio, Inc.                             interest
            |_Lifestyle Financial           Indiana        02/24/1994             100        Life Insurance Agency
              Investments of Indiana, Inc.
            |_Lifestyle Financial           Kentucky       10/03/1994             100        Insurance Agency
              Investments of Kentucky, Inc.
            |_Lifestyle Financial           Minnesota      06/10/1985             100        Insurance Agency
              Investments of the Northwest, Inc.
            |_Lifestyle Financial           North Carolina 07/13/1994             100        Insurance Agency
              Investments of the Southeast, Inc.
          |_Loyal Marketing Services, Inc.  Alabama        07/20/1990             100        Marketing Services
          |_New Energy Corporation          Indiana        01/08/1997               49       Holding Company
          |_Retirement Resource Group, Inc. Indiana        02/07/1995             100        Insurance Agency
            |_AAG Insurance Agency of       Texas          06/02/1995             100        Life Insurance Agency
              Texas, Inc.
            |_RRG of Alabama, Inc.          Alabama        09/22/1995             100        Life Insurance Agency
            |_RRG of Ohio, Inc.             Ohio           02/20/1996      beneficial        Insurance Agency
                                                                           interest
          |_SPELCO (UK) Ltd.                United Kingdom 00/00/0000               99       Inactive
          |_SWTC, Inc.                      Delaware       00/00/0000             100        Inactive
          |_SWTC Hong Kong Ltd.             Hong Kong      00/00/0000             100        Inactive
          |_Technomil Ltd.                  Delaware       00/00/0000             100        Inactive
      |_American Custom Insurance           Ohio           07/27/1983             100        Management Holding Company
        Services, Inc.
        |_American Custom Insurance         California     05/18/1992             100        Insurance Agency & Brokerage
          Services California, Inc.
        |_Eden Park Insurance Brokers, Inc. California     02/13/1990             100        Wholesale Brokerage for Surplus
                                                                                             Lines
        |_Professional Risk Brokers, Inc.   Illinois       03/01/1990             100        Insurance Agency
        |_Professional Risk Brokers         Massachusetts  04/19/1994             100        Surplus Lines Brokerage
          Insurance, Inc.
        |_Professional Risk Brokers of      Connecticut    07/09/1992             100        Insurance Agency & Brokerage
          Connecticut, Inc.
        |_Professional Risk Brokers of      Ohio           12/17/1986             100        Insurance Agency and Brokerage
          Ohio, Inc.
        |_Smith, Evans and Schmitt, Inc.    California     08/05/1988               51       Insurance Agency
      |_American Custom Insurance Services  Illinois       07/08/1992             100        Underwriting Office
        Illinois, Inc.
      |_American Dynasty Surplus Lines      Delaware       01/12/1982             100        Excess & Surplus Lines Insurance
        Insurance Company
      |_American Empire Surplus Lines       Delaware       07/15/1977             100        Excess & Surplus Lines Insurance
        Insurance Company
        |_American Empire Insurance Company Ohio           11/26/1979             100        Property/Casualty Insurance
          |_American Signature              Ohio           04/08/1996             100        Insurance Agency
            Underwriters, Inc.
          |_Specialty Underwriters, Inc.    Texas          05/19/1976             100        Insurance Agency
        |_Fidelity Excess and Surplus       Ohio           06/30/1987             100        Property/Casualty Insurance
          Insurance Company

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation                                         % OF STOCK OWNED (1)
      |_Great American Insurance Company    STATE OF       DATE OF         BY IMMEDIATE
        |                                   DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
        |
        |_American Financial Enterprises,   Connecticut    00/00/1871             100        Closed End Investment Company
          Inc.                                                              (2)
        |_American Insurance Agency, Inc.   Kentucky       07/27/1967             100        Insurance Agency
        |_American National Fire Insurance  New York       08/22/1947             100        Property/Casualty Insurance
          Company
        |_American Special Risk, Inc.       Illinois       12/29/1981             100        Insurance Broker/Managing
                                                                                             General Agency
        |_American Spirit Insurance Company Indiana        04/05/1988             100        Property/Casualty Insurance
        |_Brothers Property Corporation     Ohio           09/08/1987               80       Real Estate Investment
          |_Brothers Cincinnatian           Ohio           01/25/1994             100        Hotel Manager
            Corporation
          |_Brothers Landing Corporation    Louisiana      02/24/1994             100        Real Estate Holding Corporation
          |_Brothers Pennsylvanian          Pennsylvania   12/23/1994             100        Real Estate Holding Corporation
            Corporation
          |_Brothers Port Richey            Florida        12/06/1993             100        Apartment Manager
            Corporation
          |_Brothers Property Management    Ohio           09/25/1987             100        Real Estate Management
            Corporation
          |_Brothers Railyard Corporation   Texas          12/14/1993             100        Apartment Manager
        |_Contemporary American Insurance   Illinois       04/16/1996             100        Property/Casualty Insurance
          Company
        |_Crop Managers Insurance Agency,   Kansas         08/09/1989             100        Insurance Agency
          Inc.
        |_Dempsey & Siders Agency, Inc.     Ohio           05/09/1956             100        Insurance Agency
        |_Eagle American Insurance Company  Ohio           07/01/1987             100        Property/Casualty Insurance
        |_Eden Park Insurance Company       Indiana        01/08/1990             100        Special Risk Surplus Lines
        |_FCIA Management Company, Inc.     New York       09/17/1991               79       Servicing Agent
        |_The Gains Group, Inc.             Ohio           01/26/1982             100        Marketing of Advertising
        |_Global Premier Finance Company    Ohio           08/25/1998             100        Premium Finance Company
        |_Great American Lloyd's, Inc.      Texas          08/02/1983             100        Attorney-in-Fact - Texas Lloyd's
                                                                                             Company
        |_Great American Lloyd's Insurance  Texas          10/09/1979       beneficial       Lloyd's Plan Insurer
          Company                                                            interest
        |_Great American Management         Ohio           12/05/1974             100        Data Processing and Equipment
          Services, Inc.                                                                     Leasing
          |_American Payroll Services, Inc. Ohio           02/20/1987             100        Payroll Services
        |_Great American Re Inc.            Delaware       05/14/1971             100        Reinsurance Intermediary
        |_Great American Risk Management,   Ohio           04/21/1980             100        Insurance Risk Management
          Inc.
        |_Great Texas County Mutual         Texas          04/29/1954       beneficial       Property/Casualty Insurance
          Insurance Company                                                  interest
        |_Grizzly Golf Center, Inc.         Ohio           11/08/1993             100        Operate Golf Courses
        |_Homestead Snacks Inc.             California     03/02/1979             100  (2)   Meat Snack Distribution
          |_Giant Snacks, Inc.              Delaware       07/06/1989             100        Meat Snack Distribution
        |_Key Largo Group, Inc.             Florida        07/28/1981             100        Land Developer & Resort Operator
          |_Key Largo Group Utility Company Florida        11/26/1984             100        Water & Sewer Utility
        |_Mid-Continent Casualty Company    Oklahoma       02/26/1947             100        Property/Casualty Insurance
          |_Mid-Continent Insurance Company Oklahoma       08/13/1992             100        Property/Casualty Insurance
          |_Oklahoma Surety Company         Oklahoma       08/05/1968             100        Property/Casualty Insurance
        |_National Interstate Corporation   Ohio           01/26/1989               52.15    Holding Company
          |_Hudson Indemnity, Ltd.          Cayman Islands 06/12/1996             100        Property/Casualty Insurance

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                      % OF STOCK OWNED (1)
   |_American Financial Corporation         STATE OF       DATE OF         BY IMMEDIATE
     |_Great American Insurance Company     DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
       |_National Interstate Corporation
       |-
         |_American Highways Insurance      California     05/05/1994             100        Insurance Agency
           Agency
         |_Explorer Insurance Agency, Inc.  Ohio           07/17/1997      beneficial        Insurance Agency
                                                                           interest
         |_National Interstate Insurance    Texas          06/07/1989      beneficial        Insurance Agency
           Agency of Texas, Inc.                                            interest
         |_National Interstate Insurance    Ohio           02/13/1989             100        Insurance Agency
           Agency, Inc.
         |_National Interstate Insurance    Ohio           02/10/1989             100        Property/Casualty Insurance
           Company
         |_Safety, Claims & Litigation      Pennsylvania   06/23/1995             100        Claims Third Party Administrator
           Services, Inc.
       |_OBGC Corporation                   Florida        11/23/1977               80       Real Estate Development
       |_Pointe Apartments, Inc.            Minnesota      06/24/1993             100        Real Estate Holding Corporation
       |_Premier Dealer Services, Inc.      Illinois       06/24/1998             100        Third Party Administrator
       |_Seven Hills Insurance Agency, Inc. Ohio           12/22/1997             100        Insurance Agency
       |_Seven Hills Insurance Company      New York       06/30/1932             100        Property/Casualty Reinsurance
       |_Stonewall Insurance Company        Alabama        02/00/1866             100        Property/Casualty Insurance
       |_Stone Mountain Professional        Georgia        08/07/1995             100        Insurance Agency
         Liability Agency, Inc.
       |_Tamarack American, Inc.            Delaware       06/10/1986             100        Management Holding Company
       |_Timberglen Limited                 United Kingdom 10/28/1992             100        Investments
       |_Transport Insurance Company        Ohio           05/25/1976             100        Property/Casualty Insurance
         |_Instech Corporation              Texas          09/02/1975             100        Claim & Claim Adjustment Services
         |_Transport Insurance Agency, Inc. Texas          08/21/1989       beneficial       Insurance Agency
                                                                             interest
       |_Transport Underwriters Association California     05/11/1945             100        Holding Company/Agency
|_American Financial General Corporation    Texas          09/14/1998             100        Holding Company
|_American General Financial Corporation    Texas          09/14/1998             100        Holding Company
|_One East Fourth, Inc.                     Ohio           02/03/1964             100        Commercial Leasing
|_PCC 38 Corp.                              Illinois       12/23/1996             100        Real Estate Holding Company
|_Pioneer Carpet Mills, Inc.                Ohio           04/29/1976             100        Carpet Manufacturing
|_TEJ Holdings, Inc.                        Ohio           12/04/1984             100        Real Estate Holdings
|_Three East Fourth, Inc.                   Ohio           08/10/1966             100        Commercial Leasing


(1) Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(ies).

Item 27. Number of Contract Owners As of March 31, 1998, no Commodore Independence Contracts had been issued. As of March 31, 1999, there were ________ Contract owners, of which ________ were qualified and _______ were non-qualified.

Item 28.  Indemnification

(a) The Code of Regulations  of Annuity  Investors
Life  Insurance   CompanyREGISTERED   provides  in
Article V as follows:

      The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance CompanyREGISTERED are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 1999. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA in the name of American Premier Underwriters, Inc.

Item 29.  Principal Underwriter
AAG  Securities,   Inc.  is  the  underwriter  and
distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act").

(a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity InvestorsREGISTERED Variable Account A and Annuity InvestorsREGISTERED
Variable Account B.

(b) Directors and Officers of AAG Securities, Inc.

Name and Principal                      Position with
Business Address                        AAG Securities, Inc.
------------------                      --------------------
Thomas Kevin Liguzinski (1)             Chief Executive Officer and Director
Charles Kent McManus (1)                Senior Vice President
Mark Francis Muething (1)               Vice President, Secretary and Director
William Jack Maney, II (1)              Director
Jeffrey Scott Tate (1)                  Director
James Lee Henderson (1)                 President
Andrew Conrad Bambeck, III (1)          Vice President
William Claire Bair, Jr. (1)            Treasurer
Thomas E. Mischell (1)                  Assistant Treasurer
Fred J. Runk (1)                        Assistant Treasurer


(1)  250 East Fifth Street, Cincinnati, Ohio  45202

(c) Not applicable.

Item 30.  Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Lynn E. Laswell, Vice President and Controller of the Company, at the Administrative Office.

Item 31.  Management Services

Not applicable.

Item 32.  Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                  SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 26th day of February, 1999.

                              ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B (REGISTRANT)


                              By: /s/ ------------------------------
                                    Robert Allen Adams
                                    Chairman of the Board, President
                                    and Director, Annuity Investors
                                    Life Insurance CompanyREGISTERED


                              ANNUITY INVESTORS LIFE INSURANCE
                              COMPANYREGISTERED
                              (DEPOSITOR)


                              By: /s/  -----------------------------
                                    Robert Allen Adams
                                    Chairman of the Board, President
                                    and Director


      As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Robert Allen Adams              Principal Executive     February 26, 1999
Robert Allen Adams*                 Officer, Director



/s/ Edward Lynn Laswell             Principal Financial     February 26, 1999
Edward Lynn Laswell                     Officer



/s/ Lynn Edward Laswell             Principal Accounting    February 26, 1999
Lynn Edward Laswell*                     Officer



/s/ Stephen Craig Lindner           Director                February 26, 1999
Stephen Craig Lindner*



/s/ William Jack Maney, II          Director                February 26, 1999
William Jack Maney, II*



/s/ James Michael Mortensen         Director                February 26, 1999
James Michael Mortensen*



/s/ Mark Francis Muething           Director                February 26, 1999
Mark Francis Muething*



/s/ Jeffrey Scott Tate              Director                February 26, 1999
Jeffrey Scott Tate*

*Executed by John Gruber on behalf of those indicated pursuant to Power of Attorney.

                                 EXHIBIT LIST


      (5) Resolution of the Board of Directors of Annuity Investors Life Insurance CompanyREGISTERED authorizing establishment of Annuity InvestorsREGISTERED Variable Account B.1/

      (6)   Not Applicable.

      (7)   (a)    Insurance Company REGISTERED and AAG Securities, Inc.2/

                   (i)  Amended Schedule 1 to Distribution Agreement. 3/

            (b) Form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer.1/

            (c) Revised form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer. 5/

      (8)   Individual and Group Contract Forms and Endorsements.

            (a)    Form  of  No-Load  Qualified   Individual   Flexible  Premium
                   Deferred Annuity Contract. 3/

            (b) Form of No-Load Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 3/

            (c)    Form  of  Individual   Retirement   Annuity   Endorsement  to
                   Individual Qualified Contract. 3/

            (d) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

            (e)    Form  of  Roth  IRA   Endorsement  to  Qualified   Individual
                   Contract. 3/

            (f) Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

            (g) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

            (h) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

            (i)    Form  of  Governmental   Section  457  Plan   Endorsement  to
                   Qualified Individual Contract. 3/

            (j) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

            (k)    Form of Long-Term Care Waiver Rider to Individual Contract.2/

            (l)    Form of Loan Endorsement to Individual Contract.2/


            (m) Form of Group Flexible Premium Deferred Variable Annuity Contract (filed herewith).

            (n) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (filed herewith).

            (o)    Form of Loan Endorsement to Group Contract.2/

            (p) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

            (q)    Form  of  Tax   Sheltered   Annuity   Endorsement   to  Group
                   Contract.7/

            (r) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.7/

            (s) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.7/

            (t) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.7/

            (u)    Form of Employer Plan Endorsement to Group Contract.7/

            (v)    Form  of  Employer  Plan   Endorsement   to   Certificate  of
                   Participation under a Group Contract.7/

            (w)    Form  of   Deferred   Compensation   Endorsement   to   Group
                   Contract.2/

            (x) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

            (y) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/

            (z) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

            (aa) Form of Governmental Section 457 Plan Endorsement to Group Contract. 7/

            (bb)   Form  of  Governmental   Section  457  Plan   Endorsement  to
                   Certificate of Participation under a Group Contract. 7/

            (cc) Form of Successor Owner Endorsement to Group Contract (filed herewith).

            (dd)   Form  of  Successor  Owner   Endorsement  to  Certificate  of
                   Participation under a Group Contract (filed herewith).

            (ee)   Form of Successor Owner  Endorsement to Qualified  Individual
                   Contract  and   Non-Qualified   Individual   Contract  (filed
                   herewith).

            (ff) Form of Individual Retirement Annuity Endorsement to Group Contract . 6/

            (gg)   Form  of  Individual   Retirement   Annuity   Endorsement  to
                   Certificate of Participation under a Group Contract. 6/

            (hh) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/

            (ii) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

            (jj) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 6/

            (kk) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

            (ll)   Form  of  Unisex   Endorsement  to  Nonqualified   Individual
                   Contract. 6/

      (5)   (a)    Form of Application for Individual  Flexible Premium Deferred
                   Annuity Contract. 3/

            (b) Form of Application for Group Flexible Premium Deferred Annuity Contract. 8/

      (6)   (a)    Articles of Incorporation of Annuity Investors Life Insurance
                   CompanyREGISTERED.1/

                   (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                   (ii) Amendment to Articles of  Incorporation,  adopted August
                        9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

            (b) Code of Regulations of Annuity Investors Life Insurance Company.REGISTERED1/

      (7)   Not Applicable.

      (8)   (a)    Participation  Agreement  between  Annuity  Investors  Life
                   Insurance    CompanyREGISTERED    and   Dreyfus    Variable
                   Investment Fund.2/

                   (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company REGISTERED and Dreyfus Variable Investment Fund.2/

            (b)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                   (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

            (c)    Participation Agreement between Annuity Investors Life
                   Insurance   CompanyREGISTERED   and  The  Dreyfus  Socially
                   Responsible Growth Fund, Inc.2/

                   (i)  Letter  Agreement  dated April 14, 1997 between  Annuity
                        Investors  Life  Insurance   CompanyREGISTERED  and  The
                        Dreyfus Socially Responsible Growth Fund, Inc.2/

            (d)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and Janus Aspen Series.2/

                   (i) Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. 3/

            (e) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

            (f)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and INVESCO Variable Investment Funds, Inc.2/

                   (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc. 3/

            (g)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and Morgan Stanley Universal Funds, Inc.2/

                   (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 3/

            (h)    Participation   Agreement   between  Annuity  Investors  Life
                   Insurance CompanyREGISTERED and PBHG Insurance Series Fund, Inc.2/

            (i) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSERVICE MARK, Inc.1/

            (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

            (k) Investment Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSERVICE MARK, Inc. 1/

            (l) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Capital Management, Inc.2/

            (m) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Pilgrim Baxter & Associates, Ltd.2/

            (n) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Asset Management, Inc. 2/

            (o)    Amended   and   Restated   Agreement   between   The  Dreyfus
                   Corporation    and   Annuity    Investors    Life   Insurance
                   CompanyREGISTERED.2/

            (p) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Capital Corporation.2/

            (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company. 3/

            (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.3/

            (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 3/

            (t) Participation Agreement between BT Insurance Funds Trust and Annuity Investors Life Insurance Company. 9/

            (u) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Company. 9/

      (9)   Opinion and Consent of Counsel. 3/

      (10)  Consent of Independent Auditors. 4/

      (11)  No financial statements are omitted from Item 23.

      (12)  Not Applicable.

      (13)  Schedule for Computation of Performance Quotations. 3/

      (14)  Financial Data Schedule. 3/

      (15)  Powers of Attorney. 4/